Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TOP SHIPS INC.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	17,147,534
Amendment Flag	false
Entity Central Index Key	0001296484
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Trade accounts receivable	$ 399	$ 2,671
Due from related parties (Note 5)		74
Insurance claims		4
Advances to various creditors	47	152
Prepayments and other (Note 7)	1,089	1,551
Vessel held for sale (Note 4)	25,200	10,414
Total current assets	26,735	14,866
Vessels, net (Notes 8)	177,292	265,019
Other fixed assets, net (Note 5)	1,851	3,161
Total fixed assets	179,143	268,180
Other long term receivable (Note 19)		1,841
Restricted cash (Note 9)	5,537	11,486
Total assets	211,415	296,373
Current portion of debt (Note 9)	150,395	171,437
Debt from related parties (Note 9)	2,632	2,543
Debt related to vessel held for sale (Note 9)	19,592	19,769
Current portion of financial instruments (Note 17)	5,811	8,467
Due to related parties	2,150	1,563
Accounts payable	3,732	8,156
Accrued liabilities	6,659	5,682
Unearned revenue	2,659	2,072
Total current liabilities	193,630	219,689
NON-CURRENT LIABILITIES:
Other non-current liabilities (Note 20)	4,706
Total non-current liabilities	4,706
Total liabilities	198,336	219,689
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 17,147,534 shares issued and outstanding at December 31, 2011 and December 31, 2012 (Note 11)	172	171
Additional paid-in capital (Note 11)	292,961	292,583
Accumulated other comprehensive income	37	37
Accumulated deficit	(280,091)	(216,107)
Total stockholders' equity	13,079	76,684
Total liabilities and stockholders' equity	$ 211,415	$ 296,373

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock par value (in Dollars per share) (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in Dollars per share) (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, issued	17,147,534	17,147,534
Common stock, shares outstanding	17,147,534	17,147,534

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Revenues	$ 31,428	$ 79,723	$ 90,875
Other Income		872
EXPENSES:
Voyage expenses (Note 14)	1,023	7,743	2,468
Charter hire expense (Note 6)		2,380	480
Lease termination expense (Note 6)		5,750
Vessel operating expenses (Note 14)	814	10,368	12,853
Dry-docking costs		1,327	4,103
Vessel depreciation (Note 8)	11,458	25,327	32,376
Management fees-third parties		439	159
Management fees-related parties (Note 1, 5)	2,345	5,730	3,131
General and administrative expenses	7,078	15,364	18,142
(Gain)/loss on sale of vessels (Note 8)		62,543	(5,101)
Impairment on vessels	61,484	114,674
Operating income (loss)	(52,774)	(171,050)	22,264
OTHER INCOME (EXPENSES):
Interest and finance costs (Notes 9 and 15)	(9,345)	(16,283)	(14,776)
Loss on financial instruments (Note 17)	(447)	(1,793)	(5,057)
Interest income	175	95	136
Other, net	(1,593)	(81)	(54)
Total other expenses, net	(11,210)	(18,062)	(19,751)
Net income (loss)	(63,984)	(189,112)	2,513
Other Comprehensive income / (loss)			(51)
Comprehensive income / (loss)	$ (63,984)	$ (189,112)	$ 2,462
Earnings (loss) per common share, basic and diluted (Note 13) (in Dollars per share)	$ (3.77)	$ (30)	$ 0.82
Weighted average common shares outstanding, basic and diluted (in Shares)	16,989,585	6,304,679	3,075,278

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
BALANCE, December 31, 2009 at Dec. 31, 2009	$ 33	$ 276,583	$ 88	$ (29,508)	$ 247,196
BALANCE, December 31, 2009 (in Shares) at Dec. 31, 2009	3,289,469
Net income loss				2,513	2,513
Stock based compensation	1	2,023			2,024
Stock based compensation (in Shares)	130,598
Equity component of convertible loans		3,800			3,800
- Accumulated unrecognized actuarial loss			(51)		(51)
Ending Balance at Dec. 31, 2010	34	282,406	37	(26,995)	255,482
Ending Balance (in Shares) at Dec. 31, 2010	3,420,067
Net income loss				(189,112)	(189,112)
Stock based compensation		1,412			1,412
Stock based compensation (in Shares)	49,967
Equity component of convertible loans		2,000			2,000
Cancellation of fractional shares (in Shares)	(17)
Issuance of common stock, net	137	6,765			6,902
Issuance of common stock, net (in Shares)	13,677,517
Ending Balance at Dec. 31, 2011	171	292,583	37	(216,107)	76,684
Ending Balance (in Shares) at Dec. 31, 2011	17,147,534				17,147,534
Net income loss				(63,984)	(63,984)
Stock based compensation	1	378			379
Ending Balance at Dec. 31, 2012	$ 172	$ 292,961	$ 37	$ (280,091)	$ 13,079
Ending Balance (in Shares) at Dec. 31, 2012	17,147,534				17,147,534

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows provided by Operating Activities:
Net income (loss)	$ (63,984)	$ (189,112)	$ 2,513
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	12,510	27,156	33,864
Amortization and write off of deferred financing costs	1,437	2,234	1,946
Amortization of debt discount	371	3,965	1,464
Translation gain of foreign currency denominated loan	70	(294)	(159)
Stock-based compensation expense	378	1,412	2,024
Change in fair value of financial instruments	(2,656)	(2,835)	(865)
Loss on sale of other fixed assets	178	81	54
(Gain)/loss on sale of vessels		62,543	(5,101)
Vessels impairment charge	61,484	114,674
Provision for doubtful accounts	256		160
Increase (Decrease) in:
Trade accounts receivable	1,281	(2,189)	(314)
Deferred vessel lease payments		543	(543)
Insurance claims	4	(876)	(1,127)
Inventories		660	(171)
Advances to various creditors	105	(57)	308
Prepayments and other	462	632	243
Due from related parties	74	(74)
Other long term receivable	1,841	(1,841)
Increase (Decrease) in:
Due to related Parties	587	(234)	1,797
Accounts payable	(4,426)	2,473	663
Other non-current liabilities	4,706
Accrued liabilities	(136)	(75)	(658)
Unearned revenue	587	(3,007)	(496)
Net Cash provided by Operating Activities	15,129	15,779	35,602
Cash Flows provided by Investing Activities:
Vessel acquisitions			511
Insurance claims recoveries		872	1,310
Decrease / (increase) in restricted cash	5,949	6,158	4,600
Net proceeds from sale of vessels		118,220	19,473
Net proceeds from sale of other fixed assets	60	35	254
Acquisition of other fixed assets	(7)	(356)	(416)
Net Cash provided by Investing Activities	6,002	124,929	25,732
Cash Flows (used in) Financing Activities:
Proceeds from convertible debt		2,000	4,000
Proceeds from debt	500	2,782
Principal payments of debt	(16,656)	(27,637)	(40,674)
Prepayment of debt	(4,975)	(124,000)	(23,950)
Financial instrument termination payments		(364)
Proceeds from issuance of common stock, net of issuance costs		6,833	(27)
Payment of financing costs		(616)	(842)
Net Cash used in Financing Activities	(21,131)	(141,002)	(61,493)
Effect of exchange rate changes on cash		294	159
Net decrease in cash and cash equivalents		(294)	(159)
Cash and cash equivalents at end of the period
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid net of capitalized interest	6,837	10,180	11,476
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES
Amounts owed for capital expenditures at the end of year			$ 14

Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.       Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the "Company"). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands, was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007 respectively.

Top Ships Inc. is the sole owner of all outstanding shares of the following subsidiaries with vessels in operations, vessels under lease and other active companies as of December 31, 2012. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold.

	Shipowning Companies with vessels in operations at December 31, 2012	Date of Incorporation	Country of Incorporation	Vessel
1	Jeke Shipping Company Limited ("Jeke")	July 2007	Liberia	Evian (acquired February 2008) (Note 8)
2	Warhol Shipping Company Limited ("Warhol")	July 2008	Liberia	Miss Marilena (delivered February 2009) (Note 8)
3	Lichtenstein Shipping Company Limited ("Lichtenstein")	July 2008	Liberia	Lichtenstein (delivered February 2009) (Note 8)
4	Banksy Shipping Company Limited ("Banksy")	July 2008	Liberia	UACC Sila (delivered March 2009) (Note 8)
5	Indiana R Shipping Company Limited ("Indiana R")	July 2008	Liberia	UACC Shams (delivered March 2009) (Note 8)
6	Britto Shipping Company Limited ("Britto")	July 2008	Liberia	Britto (delivered May 2009) (Note 8)
7	Hongbo Shipping Company Limited ("Hongbo")	July 2008	Liberia	Hongbo (delivered August 2009) (Note 8)

	Other Companies	Date of Incorporation	Country of Incorporation	Activity
8	TOP Tanker Management Inc.	May 2004	Marshall Islands	Management Company

9	Top Tankers (U.K) Limited	January 2005	England and Wales	Representative office in London- Dissolved in January 2013

The Company is an international provider of worldwide seaborne crude oil and petroleum products transportation services and of drybulk transportation services, through the ownership and operation of the vessels mentioned above.

During 2010, 2011, and 2012, three, five and three charterers individually accounted for more than 10% of the Company's revenues as follows:

Charterer	Year Ended December 31,
	2010	2011	2012
A	-	11%	-
B	19%	-	-
C	17%	20%	51%
D	16%	12%	-
E	-	12%	-
F	-	13%	-
G	-	-	21%
H	-	-	17%

Management of Company Vessels

As of December 31 2012, the Company had outsourced to Central Mare Inc., a related party controlled by the family of the Company's Chief Executive Officer, all operational, technical and commercial functions relating to the chartering and operation of Company vessels, pursuant to a letter agreement concluded between Central Mare and the Company and management agreements concluded between Central Mare and the Company's vessel-owning subsidiaries on July 1, 2010.  The letter agreement was amended on January 1, 2012 resulting in a decrease in the fixed management fees (accounting and reporting fee), with all other terms remaining unchanged (see Note 5). The letter agreement was amended again on January 1, 2013 resulting in a decrease in the variable management fees to $250 per vessel per day that will include operational, technical and commercial functions, services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002, services rendered in relation to the Company's maintenance of proper books and records, services in relation to the financial reporting requirements of the Company under Commission and NASDAQ rules and regulations, the provision of information-system related services, commercial operations and freight collection services, with all other terms remaining unchanged

In relation to M/T Delos in 2010 the Company had outsourced technical management and crewing to Titan Owning Company Ltd ("TMS Tankers"), a related party in 2010, but from 2011 onwards an unrelated party, whereas operational monitoring of the vessel was outsourced to Central Mare, a related party, both agreements effective from October 1, 2010. In June 1, 2011 the Company transferred the full management of M/T Delos to International Ship Management, a related party (Note 5) up to the date of the vessels lease termination on October 15, 2011.

Up to July 1, 2010, TOP Tanker Management Inc. was responsible for all of the chartering, operational and technical management of the Company's fleet for a fixed monthly fee per vessel.

Top Tanker Management Inc. had been subcontracting the day to day technical management of certain vessels to unaffiliated ship management companies (collectively the "sub-managers"). The sub-managers provided day to day operational and technical services to the Company's vessels at a fixed monthly fee per vessel. The last agreement with the sub-managers V. Ships Management Limited was terminated on July 10, 2010 and the agreement with Interorient Maritime Enterprises Inc. was also terminated on June 30, 2010.

As of December 31, 2011 and 2012 the amount due to the sub-managers totaled $447 and $0 respectively and is included in Accounts Payable in the accompanying consolidated balance sheets.

As of December 31, 2011 and 2012 the net amount due to Central Mare was $1,553 and $2,150 respectively and is included in Due to related parties, which are separately presented in the accompanying consolidated balance sheets (Note 5). Also as of December 31, 2011 and 2012 the amount due to International Ship management was $8 and $0 respectively, and is included in Due to related parties, which is separately presented in the accompanying consolidated condensed balance sheets (Note 5). Together these payables comprise of the Due to related parties line item.

Management fees paid to related parties and management fees paid to third parties are being presented separately in the accompanying consolidated statements of operations and are summarized as follows:

	December 31, 2010	December 31, 2011	December 31, 2012
Management Fees –Related Parties
Central Mare Inc (Note 5)	1,666	5,575	2,345
TMS Tankers *	138	-	-
International Shipmanagement Inc	-	155	-
Total	1,804	5,730	2,345
Management Fees –Third Parties
ST Shipping and Transport Pte. Limited	9	10	-
TMS Tankers	-	384	-
Heidmar Inc	-	45	-
Interorient	11	-	-
V. Ships Management limited	99	-	-
Total	119	439	-

* TMS Tankers was a related party in 2010, but it is no longer a related party as of December 31, 2011 and December 31, 2012, since TMS's shareholders own less than 5% of the shares of the Company.

Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
 2.           Significant Accounting Policies:

(a)
Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S generally accepted accounting principles ("US GAAP") and include the accounts and operating results of Top Ships Inc. and its wholly-owned subsidiaries referred to in Note 1. Intercompany balances and transactions have been eliminated in consolidation.

(b)
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Critical estimates mainly include impairment of vessels, vessel useful lives and residual values, provision for doubtful accounts and fair values of derivative instruments.

(c)
Foreign Currency Translation: The Company's functional currency is the U.S. Dollar because all vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the year-end exchange rates. Losses from foreign currency translation amounted to $154 and $48 for the years ended December 31, 2011 and 2012 respectively and are reflected in General and administrative expenses in the accompanying consolidated statement of comprehensive income/(loss).

(d)	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(e)
Restricted Cash: The Company considers amounts that are pledged, blocked, held as cash collateral, required to be maintained with a specific bank or be maintained by the Company as an overall cash position as part of a loan agreement, as restricted (Note 9).

(f)
Trade Accounts Receivable, net: The amount shown as Trade Accounts Receivable, net at each balance sheet date, includes estimated recoveries from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually, combined with the application of a historical recoverability ratio, for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts at December 31, 2011 and 2012 totaled $1,187 and $576, and is summarized as follows:

Provision for doubtful accounts
Balance, December 31, 2010	1,389
—Additions	-
—Reversals / write-offs	(202)
Balance, December 31, 2011	1,187
—Additions	20
—Reversals / write-offs	(631)
Balance, December 31, 2012	576

(g)
Insurance Claims: Insurance claims, relating mainly to crew medical expenses and hull and machinery incidents are recorded upon collection or agreement with the relevant party of the collectible amount when collectability is probable.

(h)
Inventories: Inventories consist of bunkers, lubricants and consumable stores which are stated at the lower of cost or market. Cost, which consists of the purchase price, is determined by the first in, first out method.

(i)
Vessel Cost:  Vessels are stated at cost, which consists of the contract price, pre-delivery costs incurred during the construction of new buildings, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery costs).

Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are charged to expense as incurred and are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income/(loss).

(j)
Impairment of Long-Lived Assets: The Company reviews its long-lived assets held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company's vessels (notes 4 and 8).

(k)
Vessel Depreciation: Depreciation is calculated using the straight-line method over the estimated useful life of the vessels, after deducting the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted.

(l)
Long Lived Assets held for sale and discontinued operations: The Company classifies vessels as being held for sale when the following criteria are met: a. Management, having the authority to approve the action, commits to a plan to sell the asset, b. The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, c. An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, d. The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale, within one year, e. The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, f. Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale (Note 4).  The results of operations of a component that either has been disposed of or is classified as held for sale, are reported in discontinued operations if both of the following conditions are met: (i) the operations and cash flows of the component have been (or will be) eliminated from the ongoing operations of the Company as a result of the disposal transaction and (ii) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction (Note 4).

During the year-end December 31, 2011, the Company, except for the Evian which was classified as held for sale, had sold all its drybulk vessels.  As such, at December 31, 2011, the Company determined that the drybulk segment was a component that met the requirements for discontinued operations presentation.  On December 31, 2012 the Company determined not to discontinue its drybulk operations (Note 21) through the decision to hold and use the Evian. Hence the revenues and expenses for all drybulk vessels have been reclassified to continuing operations for all periods presented in the consolidated financial statements.

(m)
Other Fixed Assets, Net: Other fixed assets, net consists of furniture, office equipment, cars and leasehold improvements, stated at cost, which consists of the purchase / contract price less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets, while leasehold improvements are depreciated over the lease term, as presented below:

Description	Useful Life (years)
Leasehold improvements	Until the end of the lease term (December 2024)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3

In September 2010, the Company agreed to revert occupancy in certain areas of the leased office space in Maroussi, by the end of April 2011. As a result of this agreement the Company has made a revision in the useful life of certain leasehold improvements that would have been amortized over the life of the lease. In September 1, 2011, the agreement was amended again and a new monthly rent was renegotiated. It was also agreed to revert occupancy in a larger area of the leased office space. The revision in useful life of these assets resulted in an accelerated depreciation of $565 in 2010 and $931 in 2011 which is included in the statement of comprehensive income/ (loss). On January 1, 2013 the agreement was amended again and a new monthly rent was renegotiated. It was also agreed to revert occupancy in an even larger area of the leased office space and to extend the duration of the lease to December 31, 2024. All other terms of the lease remained unchanged. The revision in useful life of these assets resulted in an accelerated depreciation of $621 in 2012 which is included in the consolidated statement of comprehensive income/ (loss).

(n)
Accounting for Dry-Docking Costs: All dry-docking costs are accounted for under the direct expense method, under which they are expensed as incurred and are reflected separately in the accompanying consolidated statements of comprehensive income/(loss).

(o)
Financing Costs: Fees incurred and paid to the lenders for obtaining new loans or refinancing existing ones are recorded as a contra to debt and such fees are amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed when a repayment or refinancing is made and charged to interest and finance costs.

(p)
Convertible Debt: The Company evaluates debt securities ("Debt") for beneficial conversion features.  A beneficial conversion feature is present when the conversion price per share is less than the market value of the common stock at the commitment date.  The intrinsic value of the feature is then measured as the difference between the conversion price and the market value multiplied by the number of shares into which the Debt is convertible and is recorded as debt discount with an offsetting amount increasing additional paid-in-capital.  The debt discount is accreted to interest expense over the term of the Debt with any unamortized discount recognized as interest expense upon conversion of the Debt. The total intrinsic value of the feature is limited to the proceeds allocated to the Debt instrument. On August 15, 2012 the conversion feature of our bridge loans with Laurasia was terminated and as of December 31, 2012 the Company has no convertible short or long term debt.

(q)
Pension and Retirement Benefit Obligations—Crew:  The ship-owning companies included in the consolidation employ the crew on board under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post retirement benefits.

(r)
Staff leaving Indemnities – Administrative personnel: The Company's employees are entitled to termination payments in the event of dismissal or retirement with the amount of payment varying in relation to the employee's compensation, length of service and manner of termination (dismissed or retired). Employees who resign, or are dismissed with cause are not entitled to termination payments. The Company's liability, at December 31, 2011 and 2012 amounted to $64 and $11 respectively.

(s)
Accounting for Revenue and Expenses: Revenues are generated from bareboat charter, time charter, voyage charter agreements and pool arrangements. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable monthly in advance, and the customer generally assumes all risk and costs of operation during the charter term. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Profit sharing represents the excess between an agreed daily base rate and the actual rate generated by the vessel every quarter, if any, and is settled and recorded on a quarterly basis. Under a voyage charter, revenue, including demurrage and associated voyage costs, with the exception of port expenses which are recorded as incurred, are recognized on a proportionate performance method over the duration of the voyage. A voyage is deemed to commence upon the latest between the completion of discharge of the vessel's previous cargo and the charter party date of the current voyage and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by the charterer to the Company when loading or discharging time exceeded the stipulated time in the voyage charter. Vessel operating expenses are expensed as incurred. Unearned revenue represents cash received prior to year-end related to revenue applicable to periods after December 31 of each year. Under a pool arrangement, the pool charters-in a vessel on a time charter basis but the daily charter hire is not fixed but it depends on the total return that the pool is able to achieve by operating all its vessels in the spot market.

When vessels are acquired with time charters attached and the rates on such charters are below market on the acquisition date, the Company allocates the total cost between the vessel and the fair value of below market time charter based on the relative fair values of the vessel and the liability acquired. The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management's estimates of the market time charter rate at the time of acquisition. The fair value of below market time charter is amortized over the remaining period of the time charter as an increase to revenues.

As is common in the drybulk and tanker shipping industries, the Company pays commissions to ship brokers associated with arranging our charters. The commissions that the Company pays ranges from 1.25% to 7.5% of the total daily charter hire rate of each charter. Commissions are paid by the Company and are recognized over the related charter period and included in voyage expenses.

(t)
Stock Incentive Plan: All share-based compensation related to the grant of restricted and/or unrestricted shares provided to employees and to non-employee directors, for their services as directors, is included in General and administrative expenses in the consolidated statements of comprehensive income/(loss). The shares that do not contain any future service vesting conditions are considered vested shares and recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and recognized on a straight-line basis over the vesting period. The shares, vested and non-vested are measured at fair value, which is equal to the market value of the Company's common stock on the grant date. Compensation cost for awards with graded vesting is recognized on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.

(u)
Earnings / (Loss)  per Share: Basic earnings/(loss) per share are computed by dividing net income or loss available to common stockholders' by the weighted average number of common shares deemed outstanding during the year. Diluted earnings/(loss) per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock  method weighted for the period the non-vested shares were outstanding, with the exception of the 147,244 shares, granted to the Company's CEO, which will vest in the event of change of control. Consequently, those shares are excluded from the remaining non-vested shares (Note 13).  The dilutive effect of convertible debt outstanding shall be reflected in diluted EPS by application of the if-converted method. In applying the if-converted method, conversion shall not be assumed for purposes of computing diluted EPS if the effect would be antidilutive.

(v)
Related Parties: The Company considers as related parties the affiliates of the Company; entities for which investments are accounted for by the equity method; principal owners of the Company; its management; members of the immediate families of principal owners of the Company; and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests. An Affiliate is a party that, directly or indirectly through one or more intermediaries, controls, is controlled by, or has common control with the Company. Control is the possession, direct or indirect, of the power to direct or cause the direction of the management and policies of an enterprise through ownership, by contract and otherwise.   Immediate Family is family members whom a principal owner or a member of management might control or influence or by whom they might be controlled or influenced because of the family relationship. Management is the persons who are responsible for achieving the objectives of the Company and who have the authority to establish policies and make decisions by which those objectives are to be pursued. Management normally includes members of the board of directors, the CEO, the CFO, Vice President and CTO in charge of principal business functions and other persons who perform similar policy making functions. Persons without formal titles may also be members of management. Principal owners are owners of record or known beneficial owners of more than 10% of the voting interests of the Company.

(w)
Derivatives and Hedging:  The Company records every derivative instrument (including certain derivative instruments embedded in other contracts) in the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized currently in earnings unless specific hedge accounting criteria are met. The Company has not applied hedge accounting for its derivative instruments during the periods presented.

The fair value of derivative liabilities was not adjusted for nonperformance risk as the Company, as one of the parties to a derivative transaction expects to be able to perform under the contractual terms of its derivative agreements, such as making cash payments at periodic net settlement dates or upon termination.

(x)
Financial instruments: Financial liabilities are classified as either financial liabilities at ‘fair value through the profit and loss’ (FVTPL) or ‘other financial liabilities’. Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments are recognized in earnings. Other financial liabilities (including borrowings and trade and other payables) are subsequently measured at amortized cost using the effective interest rate method.

(y)
 Recent Accounting Pronouncements: The Company adopted Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income (ASU 2011-05), as amended by ASU 2011-12. This new guidance, among other things, requires companies to present, on a retrospective basis, the components of net income and other comprehensive income ("OCI") either in a single continuous statement of comprehensive income or in two separate but consecutive statements. As a result of the adoption, the Company OCI is presented in a single continuous statement of comprehensive income for each of the years ended December 31, 2012, 2011 and 2010. The adoption of ASU 2011-05, as amended, did not change the Company's consolidated results of operations, financial condition or cash flows for any periods.

There are no other recent accounting pronouncements issued during 2012 whose adoption would have a material effect on the Company’s consolidated financial statements in the current year or expected to have an impact on future years.

(z)
Continuing Operations: In December 31, 2012 the Company determined not to discontinue its drybulk operations (Note 21) and hence the consolidated statement of comprehensive income/ (loss) included herein includes revenue and expenses related to both tankers and dry bulk vessels.

(aa)
Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers (i.e. time or bareboat charters) or by geographical region as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. The Company does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates as one reportable segment.

(ab)
Other Comprehensive Income / (Loss): The Company follows the accounting guidance relating to Statement of Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity. The Company has no other comprehensive income/ (loss) and accordingly comprehensive income/(loss) equals net income for the periods presented.

Note 3 - Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern Note
3.        Going Concern:

As of December 31, 2012, the Company was in breach of loan covenants with certain banks relating to EBITDA, overall cash position (minimum liquidity covenants), adjusted net worth, book equity and asset cover. As a result of these covenant breaches and due to cross default provisions contained in all of the Company's bank facilities, the Company was in breach of all its loan facilities and has classified all its debt and financial instruments as current. The amount of long term debt and financial instruments that have been reclassified and presented together with current liabilities amount to $172,619 and $5,811 respectively (Note 9).

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result should the Company be unable to continue as a going concern, except for the current classification of debt and financial instruments.

Our operating cash flow for 2013 is expected to increase compared to 2012 since the Company anticipates that the decrease in revenue due to the planned sale of the UACC Sila will be less than the decrease in expenses as a result of management’s cost cutting initiatives including the unwinding and reduction of office lease agreements, the reduction of management fees and the reduction of the cost for the provision of the Company’s executive officers from Central Mare.

Based on the Company's cash flow projections for 2013, cash provided by operating activities will not be sufficient to cover scheduled debt repayments as of December 31, 2012. As of the date of this report, the Company is current in its debt and interest payments.

The Company intends to take certain actions during 2013 in an effort to improve its liquidity.  Such actions may include the reduction of expenses, negotiations to defer part of the Company's debt repayments into future years, equity or debt offerings and/or asset sales.

Note 4 - Assets Held for Sale	12 Months Ended
Dec. 31, 2012
Assets Held For Sale [Text Block]
4.        Assets Held for Sale:

As of December 31, 2011, the Company classified the vessel M/V Evian as held for sale. On December 31, 2012 the Company re-assessed its plan for the sale of the M/V Evian and re-classified the vessel as held for use (see Note 21).

As of December 31, 2012, the M/T UACC Sila met the criteria to classify as held for sale at December 31, 2012. Consequently the Company treated the vessel as held for sale and classified it as a short term asset measured at the lower of the carrying amount and fair value less costs to sell as determined by the Company and supported by an unrelated third party offer to buy the vessel. The related loan was also classified as short term in a separate balance sheet line from other short term debt. Furthermore, the Company recognized an impairment charge of $16,978 to reduce the carrying value to the fair value less costs to sell that is included in the accompanying statements of consolidated income/ (loss) The Company signed a Memorandum of Agreement with a non-related party on March 27, 2013 for a contracted sales price of $ 26,000 and expects to deliver the vessel to its new owners on April 30, 2013.

Note 5 - Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
5.        Transactions with Related Parties:

(a)
Pyramis Technical Co. S.A.: Pyramis Technical Co. S.A. is wholly owned by the father of the Company's Chief Executive Officer and has been responsible for the renovation of the Company's premises. During the year ended December 31, 2012 Euro 3,741 or $4,937 (2011: Euro 3,741 or $4,840) was paid up to December 31, 2012 and is included in renovation works which are included in "Other fixed assets, net", which are separately presented in the accompanying consolidated balance sheet.

(b)
Central Mare Inc. ("Central Mare") – Letter Agreement and Management Agreements: on May 12, 2010, the Company's Board of Directors agreed to outsource all of the commercial and technical management of the Company's vessels to Central Mare Inc., or Central Mare, a related party controlled by the family of the Company's Chief Executive Officer, on a timeline that was determined by its executive officers in consideration of the vessels' schedule. Since July 1, 2010 Central Mare has been performing all operational, technical and commercial functions relating to the chartering and operation of the Company vessels, pursuant to a letter agreement concluded between Central Mare and Top Ships as well as management agreements concluded between Central Mare and the vessel-owning subsidiaries.

The Company pays a management fee of Euro 689.6 or approximately $910 per day per vessel that is employed under a time or voyage charter and a management fee of Euro 265.2 or approximately $350 per day per vessel that is employed under a bareboat charter. In addition, the management agreements provide for payment to Central Mare of: (i) a fee of Euro 106.1 or approximately $140 per day per vessel for services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002; (ii) Euro 530.5 or approximately $700 per day for superintendent visits; (iii) a chartering commission of 0.75% on all existing (as of July 1, 2010) freight, hire and demurrage revenues; (iv) a chartering commission of 1.25% on all new (concluded after July 1, 2010) freight, hire and demurrage revenues; (v) a commission of 1.00% of all gross sale proceeds or the purchase price paid for vessels; (vi) a quarterly fee of Euro 100,000 or approximately $131,970 for the services rendered in relation to the Company's maintenance of proper books and records; (vii) a quarterly fee of Euro 25,000 or $32,993 for services in relation to the financial reporting requirements of the Company under Commission and NASDAQ rules and regulations; (viii) a commission of 0.2% on derivative agreements and loan financing or refinancing; (ix) a newbuilding supervision fee of Euro 424,360 or approximately $560,028  per newbuilding vessel and (x) an annual fee of Euro 10,609 or approximately $14,001 per vessel, for the provision of information-system related services.

Central Mare also provides commercial operations and freight collection services in exchange for a fee of Euro 95.5 or approximately $126 per day per vessel. Central Mare provides insurance services and obtains insurance policies for the vessels for a fee of 5.00% of the total insurance premiums. Furthermore, if required, Central Mare will also handle and settle all claims arising out of its duties under the management agreements (other than insurance and salvage claims) in exchange for a fee of Euro 159.7 or approximately $211 per person per eight-hour day. Finally legal fees for claims and general corporate services incurred by Central Mare on behalf of the Company will be reimbursed to Central Mare at cost.

These agreements have an initial term of five years after which they will continue to be in effect until terminated by either party subject to a twelve-month advance notice of termination.

Pursuant to the terms of the management agreements, all fees payable to Central Mare are adjusted upwards 3% per annum on each anniversary date of the agreement. Transactions with the Manager in Euros are settled on the basis of the EUR/USD on the invoice date.

The Letter Agreement was amended on January 1, 2012 to reduce management fees paid by the Company to Central Mare by approximately 35% for the services rendered in relation to the Company's maintenance of proper books and records and for services in relation to the financial reporting requirements of the Company under Commission and NASDAQ rules and regulations. The letter agreement was amended again on January 1, 2013 resulting in a decrease in the variable management fees to $250 per vessel per day that will include operational, technical and commercial functions, services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002, services rendered in relation to the Company's maintenance of proper books and records, services in relation to the financial reporting requirements of the Company under Commission and NASDAQ rules and regulations, the provision of information-system related services, commercial operations and freight collection services, with all other terms remaining unchanged.

(c)
International Ship Management Inc. ("International"): on June 1, 2011, the Company decided to outsource all of the commercial and technical management of M/T Delos to International Ship Management Inc., or International, a related party controlled by the family of the Company's Chief Executive Officer, with terms similar to the ones between the Company and Central Mare. The management agreement ended in October 15, 2011 when the bareboat charter of the vessel with the Company was terminated. No termination fees were charged for the termination of the said agreement.

(d)
 Central Mare Inc. ("Central Mare") – Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare pursuant to which Central Mare furnishes the Company with its executive officers. These agreements were entered into in exchange for terminating prior agreements.

Under the terms of the agreement for the Company's Chief Executive Officer, the Company is obligated to pay annual base salary, a minimum cash bonus and stock compensation of 50,000 common shares of the Company to be issued at the end of each calendar year (see Note 12).

The initial term of the agreement expires on August 31, 2014; however the agreement shall be automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Executive Vice President and Chairman, the Company is obligated to pay annual base salary and additional incentive compensation as determined by the board of directors. The initial term of the agreement expired on August 31, 2011; however the agreement shall  automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Financial Officer, the Company is obligated to pay annual base salary. The initial term of the agreement expired on August 31, 2012; however the agreement shall automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Technical Officer, the Company is obligated to pay annual base salary. The initial term of the agreement expired on August 31, 2011, however the agreement shall automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term. In the event of a change of control the Chief Technical Officer is entitled to receive a cash payment equal to three years' annual base salary. In addition, our Chief Technical Officer is subject to non-competition and non-solicitation undertakings.

On March 1, 2011, the Company entered into an agreement with Central Mare pursuant to which, Central Mare furnishes certain administrative employees. Under the terms of this agreement the Company is obligated to pay an annual base salary.

(Expressed in thousands of United States Dollars – except share, per share data and rate per day, unless otherwise stated)

On July 1, 2012 the Executive Officers and Other Personnel Agreements were amended and the salaries of the executive officers were reduced as was the number of administrative employees provided.

As of December 31, 2012 the net amount due to Central Mare was $2,150 and is included in Due to related parties, which are separately presented in the accompanying consolidated balance sheets. The amount concerns $797 related to executive officers and other personnel expenses, $1,013 related to commissions on charter hire agreements and sale and purchase of vessels and $340 that relates to management fees.

The fees charged by Central Mare for the year ended December 31, 2011 and 2012 are as follows:

	Year Ended December 31,
	2011	2012
Management Fees	$5,575	$2,345	Management fees related party - Statement of comprehensive income/ (loss)
Executive officers and other personnel expenses	$5,405	$2,349	General and administrative expenses - Statement of comprehensive income/ (loss)
Superintendent Fees	$184	$29	Vessel operating expenses - Statement of comprehensive income/ (loss)
Superintendent Fees	$39	-	Dry-docking costs - Statement of comprehensive income/ (loss)
Commission for sale of vessels	$1,216	-
Commission on charter hire agreements	$672	$275	Voyage expenses - Statement of comprehensive income/ (loss)
Total	$13,901	$4,998

(e)
Sovereign Equity Line Transaction: On August 24, 2011, the Company entered into a Common Stock Purchase Agreement with Sovereign Holdings Inc. ("Sovereign"), which is controlled by the Company's Chief Executive Officer and President.  In this transaction, commonly known as an equity line, Sovereign committed to purchase up to $10,000 of the Company's common shares, to be drawn from time to time at the Company's request in multiples of $500 over the following 12 months ("the Sovereign Equity Line Transaction"). Shares purchased under the Common Stock Purchase Agreement are priced at the greater of (i) $0.45 per share and (ii) a per share price of 35% of the volume weighted average price of our common stock for the previous 12 trading days.  Also on August 24, 2011, the Company entered into a registration rights agreement with Sovereign, pursuant to which Sovereign has been granted certain demand registration rights with respect to the shares issued to Sovereign under the Common Stock Purchase Agreement.  In addition, on August 24, 2011, the Company entered into a lock-up agreement with Sovereign, pursuant to which Sovereign agreed not to sell shares acquired pursuant to the Common Stock Purchase Agreement for a period starting 12 months from each acquisition of such shares.

The Sovereign Equity Line Transaction was entered into to meet urgent short-term liquidity needs, especially the Company's debt service obligations. The discount at which the shares are sold under the equity line was evaluated in the context of the Company's urgent liquidity needs, the lack of alternatives available to the Company to raise capital due to unfavorable market conditions, the flexibility provided by the Sovereign transaction and the 12 month lock-up agreement that accompanied the transaction that made the shares illiquid for Sovereign.

The Board established a special committee composed of independent directors (the "Special Committee") to consider the Sovereign Equity Line Transaction and make a recommendation to the Board.  In the course of its deliberations, the Special Committee hired an independent investment bank which had never previously done any work for the Company or for Sovereign and obtained a fairness opinion from that investment bank.  On August 24, 2011, the Special Committee determined that the Sovereign Equity Line Transaction was fair to and in the Company's best interest and the best interests of its shareholders.  Upon the recommendation of the Special Committee, the Board approved the Sovereign Equity Line Transaction on August 24, 2011 and the Company entered into the Agreement on that date.

The Company drew down $2,000 under the Common Stock Purchase Agreement at a price of $0.7793 per share on September 1, 2011, and on October 19, 2011, the Company drew down $5,000 at a price of $0.45 per share.

The Company has accounted for the Sovereign Equity Line Transaction as a freestanding financial instrument settled in its common stock. As such, the obligation has been recognized in the balance sheet at fair value. The Company has recorded all changes in its fair value in earnings.

Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments are recognized in earnings.

(f)
Central Shipping Monaco SAM: On September 21, 2011, the Company entered into a lease agreement for one year for the provision of office space in Monaco, effective from October 1, 2011 with Central Shipping Monaco SAM, a related party controlled by the family of the Company's Chief Executive Officer and President. The monthly rent as of December 31, 2012 is Euro 5 or $7 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2012) adjusted annually by 3% and the yearly charge for utilities is Euro 4 or $5 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2012). This agreement was extended up to December 12, 2012 and then terminated. This termination did not result in any additional fees or costs.

(g)
Central Mare Inc. ("Central Mare") – Credit Facility: On July 16, 2011 the Company entered into an unsecured credit facility with Central Mare for Euro 1,800 ($2,372 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012) to be used for general working capital purposes. The Company has undertaken to repay the loan within twelve months of its receipt, however the loan was extended on July 21, 2012 for another twelve months. The loan bears interest at a rate of 8%.

(h)
Shipping Financial Services Inc Credit Facility: On July 1, 2011 the Company entered into an unsecured credit facility with Shipping Financial Services Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 350 ($ 461 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012) to be used for general working capital purposes. The Company has undertaken to repay the loan within twelve months of its receipt, however the loan was extended on July 8, 2012 for another twelve months. The loan bears interest at a rate of 8% per annum.

Note 6 - Leases	12 Months Ended
Dec. 31, 2012
Operating Leases of Lessor Disclosure [Text Block]
6.           Leases:

A. LEASE ARRANGEMENTS, UNDER WHICH THE COMPANY ACTS AS THE LESSEE

i)      Operating Lease M/T Delos:

On October 1, 2010, the Company entered into a bareboat charter agreement to lease vessel M/T Delos until September 30, 2015 for a variable rate per year. Additionally, the Company agreed to pay $480 together with the first hire. The bareboat charter agreement was accounted for as operating lease. Charterers had certain options by the end of the normal charter period (five years) to purchase the vessel.

During the years ended December 31, 2010, 2011 and 2012, lease payments relating to the bareboat charters of the vessel were $480, $2,380 and $0, respectively and are included in Charter hire expense in the accompanying consolidated statements of comprehensive income/(loss). On October 15, 2011 the Company terminated the bareboat charter agreement resulting in a termination expense of $5,750 included in "Lease Termination Expense" in the accompanying consolidated statements of comprehensive income/(loss) for the year ended December 31, 2011. As of December 31, 2012, the outstanding amount of the termination fee was $5,306.

ii)     Office lease:

In January 2006, Top Tanker Management entered into an agreement to lease office space in Athens, Greece, with an unrelated party. In September 2010 the agreement was amended and the new monthly rent starting then was renegotiated down to Euro 41 or $55 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2010) and it was agreed to revert occupancy in certain areas of the leased office space by the end of April 2011, with all other terms remaining unchanged. In September 1, 2011, the agreement was amended again and the new monthly rent was renegotiated down to Euro 8 or $10 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2012). It was also agreed to revert occupancy in a larger area of the leased office space. General and administrative expenses for the years ended December 31, 2010, 2011 and 2012 include $1,653, $531 and $127, respectively, for rent expense. In January 1, 2013, the agreement was amended again and the new monthly rent was renegotiated down to Euro 2.5 or $3.3 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2012) and the annual adjustment for inflation increase plus 1% clause was removed. It was also agreed to revert occupancy in an even larger area of the leased office space and to extend the duration of the lease to December 31, 2024. All other terms of the lease remained unchanged.

In May 2007, Top Tankers (U.K) Limited entered into a lease agreement for office space in London. The lease agreement was valid from June 2007 and would continue until either party gave to the other one calendar month written notice. The annual lease was GBP 20 or $32 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2009), payable quarterly in advance. In September 2010, Top Tankers (U.K) Limited entered into a new lease agreement for office space in London. The new lease agreement was valid from September 2010 and would continue until either party gave to the other one calendar month written notice. The new annual lease was GBP 12 or $19 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2012).  This agreement was terminated in September 30, 2012. General and administrative expenses for the years ended December 31, 2010, 2011 and 2012 include $27, $19 and $14, respectively, for rent expense.

In November 2009, Top Ships Inc. entered into a lease agreement for office space in London. The initial agreement was signed on November 15, 2009 and it expired on November 14, 2010. The agreement was extended for another year with all terms remaining unchanged. On November 15, 2011 the agreement was extended for another year with all terms remaining unchanged. Finally the agreement was terminated on June 30, 2012. The monthly rent was GBP 26 or $42 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2012). General and administrative expenses for the year ended December 31, 2010, 2011 and 2012 include $487, $498 and $247 for rent expense.

In September 2011, Top Ships Inc. entered into a lease agreement for office space in Monaco with Central Shipping Monaco SAM, a Company which is controlled by the Company's Chief Executive Officer and President. The monthly rent was Euro 5 or $7 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2012). This agreement was extended up to December 2012 and then terminated. This termination did not result in any additional fees.  General and administrative expenses for the year ended December 31, 2011 and 2012 include $23 and $87 for rent expense respectively.

iii)   Future minimum lease payments:

The Company's future minimum lease payments required to be made after December 31, 2012, related to the existing at December 31, 2012 leases are as follows:

Year ending December 31,	Office Lease
2013	40
2014	40
2015	40
2016	40
2017	40
2018 and thereafter	280
Total	480

B. LEASE ARRANGEMENTS, UNDER WHICH THE COMPANY ACTS AS THE LESSOR

i)     Charter agreements:

All of the Company's time charters and bareboat charters are classified as operating leases. Revenues under operating leases are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee and collection of related revenue is reasonably assured.

As of December 31, 2012, the Company operated seven owned vessels, all operating under bareboat charters.

Future minimum time-charter receipts, based on vessels committed to non-cancellable bareboat charter contracts, as of December 31, 2012, are as follows:

Year ending December 31,	Time Charter receipts
2013	30,313
2014	30,201
2015	27,758
2016	27,834
2017	27,758
2018 and thereafter	25,658
Total	169,522

On January 11, 2010, the Company announced that it had received from the bareboat charterer of the M/T Ionian Wave and the M/T Tyrrhenian Wave, a reduced charter hire rate of $10,000 per day, rather than the $14,300 per day on a bareboat basis that is set forth in the charter agreement.  Furthermore, on January 26, 2011, the Company announced that it had received from the same charterer another decrease in the charter rate to $9,092 per day. The Company examined this unilateral reduction and decided to take all necessary steps to recover the amounts owed since the said charterer was considered to be in breach of the charter. On April 29, 2011 and May 25, 2011 the Company announced that it repossessed the M/T Ionian Wave and M/T Tyrrhenian Wave, respectively, from their previous Charterer and delivered the vessels to a major Charterer under a new bareboat charter for a minimum period of seven (7) years with three successive one-year options at a daily rate of $9,000. The vessels were subsequently renamed to M/T UACC Sila and M/T UACC Shams respectively.

Note 7 - Prepayments and Other	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Text Block]
7.       Prepayments and Other:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2011	December 31, 2012
Prepaid expenses	334	77
Other receivables	1,217	1,012
Total	1,551	1,089

Note 8 - Vessels, net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
8.       Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	672,010	(76,274)	595,736
—Disposals	(213,239)	32,936	(180,303)
— Vessel held for sale	(10,414)	-	(10,414)
—Impairment	(152,250)	37,577	(114,673)
—Depreciation	0	(25,327)	(25,327)
Balance, December 31, 2011	296,107	(31,088)	265,019
—Reclassified from vessel held for sale	10,414	-	10,414
—Depreciation	-	(11,458)	(11,458)
—Impairment	(104,029)	42,546	(61,483)
— Vessel held for sale	(25,200)		(25,200)
Balance, December 31, 2012	177,292	0	177,292

During 2010, vessel oversupply and market disruptions decreased charter rates and vessel values. These are conditions that the Company considered to be indicators of potential impairment. The Company performed the undiscounted cash flow test as of December 31, 2010 and determined that the carrying amounts of its vessels held for use were recoverable.

In September 2010, the Company entered into an agreement to sell the vessel M/T Dauntless to an unrelated third party for a consideration of $20.1 million. The vessel was delivered to its new owners on November 5, 2010. A gain from the sale of $5,101 was recognized upon vessel's delivery.

In June 2011 the Company tested the M/V Evian for impairment and assigned a high probability to sell the M/V Evian upon the expiration of its charter. This assumption significantly reduced the probability weighted undiscounted expected cash flows, which were determined to be lower than the vessel's carrying value. Consequently the Company wrote the vessel down to fair value less costs to sell and recognized an impairment charge of $32,076. In December 2011 the Company classified the M/V Evian as held for sale (see note 21) and wrote the vessel down to fair value less costs to sell, resulting in an additional impairment charge of $13,034.

In July 2011, the Company entered into an agreement to sell the vessel M/V Astrale to an unrelated third party for a consideration of $23,000. The vessel was delivered to its new owners on July 26, 2011. The Company recorded an impairment charge of $40,023 to write down the carrying amount of the vessel to fair market value less costs to sell.

In July 2011, the Company entered into an agreement to sell the vessel M/V Amalfi to an unrelated third party for a consideration of $18,000. The vessel was delivered to its new owners on August 31, 2011. The Company recorded an impairment charge of $29,541 to write down the carrying amount of the vessel to fair market value less costs to sell.

In September 2011, the Company entered into an agreement to sell the vessel M/V Cyclades to an unrelated third party for a consideration of $20,510. The vessel was delivered to its new owners on November 1, 2011. A loss from the sale of $39,960 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

In November 2011, the Company entered into an agreement to sell the vessel M/T Ioannis P. to an unrelated third party for a consideration of $23,500. The vessel was delivered to its new owners on November 21, 2011. A gain from the sale of $2,642 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

In December 2011, the Company entered into an agreement to sell the vessel M/V Pepito to an unrelated third party for a consideration of $36,617. The vessel was delivered to its new owners on December 29, 2011. A loss from the sale of $25,225 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

During 2012, vessel oversupply decreased charter rates and further decreased vessel values. These are conditions that the Company considered to be indicators of potential impairment for its vessels. In December 2012, the Company tested the M/T Miss Marilena, M/T Lichtenstein, M/T UACC Shams, M/T Britto and M/T Hongbo for impairment and assigned a medium probability to sell them. This assumption together with the deteriorating charter rates significantly reduced the probability weighted undiscounted expected cash flows, which were determined to be lower than the vessels carrying values. Consequently, the Company wrote the vessels down to their fair values and recognized an impairment charge of $46,592 (see Note 17).

In December 2012 the Company reclassified the M/V Evian as held and used resulting from its assessment that the vessel would not be sold and that it would continue to earn revenue within the following year and measured the vessel at its fair value, resulting in a write-up of $2,086 (see Note 17).

In December 2012 the Company classified the M/T UACC Sila as held for sale and wrote the vessel down to fair value less costs to sell, resulting in an impairment charge of $16,978 (see Note 4).

Note 9 - Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
9.       Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2011	December 31, 2012
Borrower / Vessel(s)

HSH
Warhol / Miss Marilena	32,932	29,456
Indiana / Tyrrhenian Wave	23,911	21,224
Britto / Britto	29,500	26,393
Jeke / Evian (ex Papillon)*		15,662
DVB
Banksy / Ionian Wave**	21,110	-
Hongbo / Hongbo	26,306	24,289
Hongbo / Bridge Loan	4,928	3,520
ALPHA
Lichtenstein / Lichtenstein	29,179	26,819
LAURASIA TRADING***
The Company	3,942	3,032
Debt Discount	(371)
LOANS FROM RELATED PARTIES
CENTRAL MARE INC
The Company	2,147	2,218
SHIPPING FINANCIAL SERVICES INC
The Company	396	414
Total	173,980	153,027
Less-current portion	(173,980)	(153,027)

Borrower / Vessel(s)	December 31,	December 31,
	2011	2012
Jeke / Evian (ex Papillon)*	19,769	-
Banksy / Ionian Wave**	-	19,592
Debt related to Vessel held for sale	19,769	19,592

*M/V Evian as of December 31, 2011 was classified as held for sale, while as of December 31, 2012 it is classified as held for use.

**M/T UACC Sila as of December 31, 2012 was classified as held for sale.

***The Laurasia Trading facility was presented under Convertible Loans as of December 31, 2010 and 2011 but the conversion feature was cancelled on August 15, 2012

(a) HSH:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with HSH of $107,277, excluding unamortized financing fees of $1,164, under two facilities (bulker financing and product tanker financing). As of December 31, 2012, the Company's subsidiaries had a total outstanding balance with HSH of $93,664, excluding unamortized financing fees of $929, under two facilities (bulker financing and product tanker financing), as follows:

Bulker Financing

M/V Evian: At December 31, 2012, Jeke had a loan outstanding of $15,768, maturing in February 2015, excluding unamortized financing fees of $106, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 3.125%). The applicable interest rate as of December 31, 2012 is 3.44%. On July 26, 2012 the Company executed a letter agreement that enabled it to apply all HSH pledged funds related to the facility as a prepayment, leading to a prepayment of $2,225 in August 2012. The prepayment amount will reduce on a pro-rata basis all future repayments of the facility.

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and the fair value of any additional security is required to be greater than or equal to a required percentage of the outstanding loan and the fair value of the outstanding swaps. The minimum required percentage is set at 130% up to November 2011 and 135% from then on until maturity, ii) market value adjusted net worth required to be greater than or equal to $250,000 and greater than 35% of total assets, and iii) EBITDA greater than 120% of fixed charges, iv) minimum liquid funds of $25,000 or $500 per group vessel which is free of any security interest (other than a permitted security interest and other than ordinary bankers' liens which have not been enforced or become capable of being enforced) v) no dividend payout in excess of 70% of net income per year and full dividend restriction in case of breach of covenant and vi) cross collateralization of the two facilities.

As of December 31, 2012, the Company was not in compliance with the asset maintenance, the EBITDA, the adjusted net worth and the minimum liquid funds covenants. The facility provides that default rate of two percent (2%) on top of the applicable rate shall apply for as long as there is an event of default. From April 1, 2011, onwards HSH has been charging the default rate of 2% on top of margin, in respect of the covenant breaches. As of the date of this report the Company is in discussion with HSH to resolve the covenant breaches and avoid being charged the default rate.

Product Tanker Financing

Warhol: At December 31, 2012, Warhol had a loan outstanding of $29,712, maturing in February 2019, excluding unamortized financing fees of $256, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 3.75%). The applicable interest rate as of December 31, 2012 is 4.06%.

Indiana: At December 31, 2012, Indiana had a loan outstanding of $21,527, maturing in March 2019, excluding unamortized financing fees of $303, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 3.75%). The applicable interest rate as of December 31, 2012 is 4.06%.

Britto: At December 31, 2012, Britto had a loan outstanding of $26,658, maturing in May 2019, excluding unamortized financing fees of $265, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 3.75%). The applicable interest rate as of December 31, 2012 is 4.06%.

On July 26, 2012 the Company executed a letter agreement that enabled it to apply all HSH pledged funds related to the facility as a prepayment, leading to a prepayment of $1,500 in August 2012 and a prepayment of $750 in September 2012. Prepayments were equally allocated to all three vessels of the facility and the prepayment amounts will reduce on a pro-rata basis all future repayments of the facility. The credit facility contains a provision whereby the bank may choose to use an alternative base interest rate if it believes that the LIBOR is not representative of its funding cost. During 2011, the bank used cost of funds instead of LIBOR as this appeared in REUTERS screen at the corresponding electronic pages of KLIEM (Carl Kliem GmgH).

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and vessels and of any additional security is required to be greater than or equal to a required percentage of the outstanding loan and the fair value of outstanding swaps. The minimum required percentage is set at 120% up to October 2012 and 125% from then on until maturity, ii) market value adjusted net worth required to be greater than or equal to $250,000 and greater than or equal to 35% of total assets, and iii) EBITDA required to be greater than 120% of fixed charges, iv) minimum liquid funds of $25,000 or $500 per group vessel which is free of any security interest (other than a permitted security interest and other than ordinary bankers' liens which have not been enforced or become capable of being enforced), v) no dividend payout in excess of 70% of net income per year and full dividend restriction in case of breach of covenant.

As of December 31, 2012, the Company was not in compliance with the asset maintenance, the EBITDA, the adjusted net worth and the minimum liquid funds covenants.  The facility provides that default rate of two percent (2%) on top of the applicable rate shall apply for as long as there is an event of default. From April 1, 2011, onwards HSH has been charging the default rate of 2% on top of margin, in respect of the covenant breaches. As of the date of this report the Company is in discussion with HSH to resolve the covenant breaches and avoid being charged the default rate.

 (b)   DVB:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with DVB of $53,364, excluding unamortized financing fees of $1,020, under one facility. As of December 31, 2012, the Company's subsidiaries had a total outstanding balance with DVB of $48,247, excluding unamortized financing fees of $846, under one facility, as follows:

Tranche A:

Tranche A-Banksy: As of December 31, 2012, Banksy had a loan outstanding of $20,000, excluding unamortized financing fees of $408, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 1.75%). The applicable interest rate as of December 31, 2012 is 2.31%.

Tranche A-Hongbo: As of December 31, 2012, Hongbo had a loan outstanding of $24,727, excluding unamortized financing fees of $438, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 1.55%). The applicable interest rate as of December 31, 2012 is 2.11%.

The credit facility contains a provision whereby the bank may choose to use an alternative base interest rate if it believes that the LIBOR is not representative of its funding cost. From January 1, 2012 to May 30, ,2012, the bank used cost of funds instead of LIBOR as this appeared in REUTERS screen at the corresponding electronic pages of KLIEM (Carl Kliem GmgH). From June 12012 to December 312012, the bank continued using cost of funds instead of LIBOR but switched from KLIEM to USD-EURIBOR as this appeared in REUTERS screen.

Tranche B:  On July 31, 2009, the Company amended its $80,000 product tanker facility with DVB in order to take account of a bridge loan (Top Up Loan) of $12,512 used in the financing of the delivery installment of the M/T Hongbo. The bridge loan was payable in full on July 30, 2010. Furthermore, the facility included a cash sweep mechanism whereby 100% of the aggregate of any excess cash being hire earned by M/T Hongbo and M/T Ionian Wave above capital repayments in connection with the relevant loan tranches and interest expenses in connection with relevant tranches and the Top Up Loan, was applied on a quarterly basis as prepayment against the outstanding Top Up Loan, starting on September 16, 2009. During 2009, the Company prepaid a total amount of $1,313 of the Top Up Loan in accordance with the cash sweep mechanism. In March and June 2010, the Company prepaid an additional amount of $550 and $587, respectively.

On December 1, 2010 the Company  entered into an amended agreement with DVB Bank which among other changes, reassigned the distribution of the outstanding loan facility between the two vessels that were financed and cross-collateralized this facility with a then existing Bulker facility. In addition, the Company obtained waivers for covenant breaches until the end of the year 2010 and restructured the loan relating to the acquisition of the product tankers the M/T Ionian Wave and M/T Hongbo part of which, the Top Up Loan, was due to be repaid on July 30, 2010. Pursuant to the term sheet signed ahead of this agreement, the Company made a partial repayment of $7,710 against the Top Up Loan, out of which $3,710 was funded by cash on hand and $4,000 by two unsecured bridge loan financing facilities with unrelated third parties, Laurasia Trading and Santa Lucia Holdings.

As of December 31, 2012 the outstanding amount of the Top Up Loan, renamed to Tranche B, was $3,520, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 1.75%). The applicable interest rate as of December 31, 2012 is 2.31%.

In connection with the July 2009 amendment of the product tanker financing, the Company issued 1,251,240 common shares to Hongbo Shipping Company Limited, a wholly owned subsidiary, who pledged these shares in favor of DVB. The Company is in the process of canceling these common shares.

The facility, as amended on December 1, 2010, contains various financial covenants, including (i) minimum required security cover whereby the fair market value of the mortgaged vessels and of any additional security is required to be greater than or equal to 115% for the first five years, up to August 2014 and 125% thereafter of the outstanding loan (excluding amounts relating to Tranche B) and the fair value of the outstanding swaps, (ii) minimum net asset value of $225,000, calculated on an annual basis, (iii) book equity required to be greater than $180,000, (iv) minimum Free Cash of $25,000 or $500 per vessel ($250 per vessel as cash in hand may be included); and (v) EBITDAR/Interest Expense: minimum 1.50:1.00.

As of December 31, 2012, the Company was in breach of the net asset value, the book equity, the minimum cash balance as well as the cross default provision of the facility as a result of covenant breaches in other credit facilities.  As of the date of this report the Company is in discussions with DVB in relation to covenants.

 (c)ALPHA:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with ALPHA of $29,400, excluding unamortized financing fees of $221 under one facility. As of December 31, 2012, the Company's subsidiaries had a total outstanding balance with ALPHA of $27,000, excluding unamortized financing fees of $181 under one facility, as follows:

Lichtenstein: At December 31, 2011, Lichtenstein had a loan outstanding of $27,000, maturing in February 2019, excluding unamortized financing fees of $181, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 3%). The applicable interest rate as of December 31, 2012 is 3.25%. On February 28, 2013 the Company entered into a supplemental agreement which increased the quarterly repayments from $600 to $750, effective from February 2013 onwards, and decreased the balloon accordingly. This supplemental agreement also fixed the interest margin of the facility to 3% for the duration of the loan.

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and any additional security is required to be greater than or equal to 130% of the outstanding loan, ii) market value adjusted net worth required to be greater than or equal to $250,000 iii) book equity (total assets less consolidated debt) required to be greater than $100,000, and iv) minimum cash balances of $25,000.

As of December 31, 2012, the Company was not in compliance with the asset maintenance, the adjusted net worth, the book equity and the minimum cash balance covenants. As of the date of this report the Company is in discussions with ALPHA in relation to covenants.

Other loans

Laurasia Trading Ltd Credit Facility:

On August 6, 2010, the Company entered into an unsecured bridge loan financing facility with an unrelated party for $2,000. The purpose of this loan was to refinance part of the DVB Top Up Loan which was due to be repaid on July 30, 2010.

The Company had undertaken to repay the loan by August 17, 2011 in cash or shares or in combination as demanded by the lender. Interest and fees in connection with the facility will be paid in cash by the same date. In case repayment or part repayment is made in shares, the number of shares will be calculated as the dollar amount of the liability as of the repayment date divided by $4, meaning that a full repayment by means of shares will result in a transfer of 0.5 million shares to Laurasia Trading Ltd. However the number of shares cannot exceed 15% of the Company's total number of outstanding shares due to anti-takeover provisions in the Company's Stockholders Rights Agreement, unless the board specifically agrees to allow a shareholder to exceed such limit.

Since the Company's stock price was above the debt conversion price of $4 on August 6, 2010, the conversion feature contains a beneficial share settlement option and in accordance with the Financial Accounting Standards Board's, or FASB's, Codifications topic 470-20 "Debt with Conversion and Other Options" the Company calculated the beneficial conversion feature to be $2,000 at the time of issuance, by multiplying the number of shares into which the debt is convertible by the difference between the conversion price and the market price of the Company's stock at the time of issuance. The Company recorded this amount as debt discount, to be amortized over the duration of the loan, with a corresponding credit to additional paid in capital. The total interest expense related to the facility in the Company's consolidated statement of comprehensive income/ (loss) for the year ended December 31, 2010 was $833 of which $787 is non-cash amortization of the debt discount and $46 is the contractual interest at an interest rate of 6% per year. As of December 31, 2010 the unamortized debt discount was $ 1,213.

On February 15, 2011, the Company entered into an amendment of the initial facility which provides for a new repayment date, specifically, February 15, 2012, with no other change to the terms of the debt or the conversion feature.

On that same date the Company also entered into a new unsecured bridge loan facility for $2,000. The Company had undertaken to repay the loan by February 15, 2012 in cash or shares or in combination as demanded by the lender. Interest and fees in connection with the facility would have been payable in cash at the same date. In the case repayment or part repayment would have been made in shares, the number of shares would have been calculated as the dollar amount of the liability as of the repayment date divided by $4. The total shareholding of Laurasia, resulting from both facilities, couldn’t have had exceed 15% of the Company's total number of outstanding shares due to anti-takeover provisions in the Company's Stockholders Rights Agreement unless the board would have specifically agreed to allow a shareholder to exceed such limit. The loan bared an interest of 8.0% per annum.

On January 20, 2012, the Company amended both Laurasia loans setting the interest for both facilities to 8% and extending maturity to August 15, 2012, with no other change to the terms of the debt or the conversion feature.

On August 15, 2012, the Company amended both Laurasia loans and consolidated them in one facility without a debt conversion feature. Furthermore the Company assigned a long-term receivable (see note 19) to Laurasia in return for a $750 reduction in principal outstanding. Finally the Laurasia loan was extended for one more year to August 15, 2013, with no other changes in the terms.

The total interest expense related to the facility in the Company's consolidated statement of comprehensive income/ (loss)for the year ended December 31, 2012 was $667 of which $371 is non-cash amortization of the debt discount and $296 is the contractual interest. As of December 31, 2012, the unamortized debt discount was $0.

As of December 31, 2011 and 2012, the outstanding amount was $4 and $3.25 million respectively.

Shipping Financial Services Inc Credit Facility:

On July 1, 2011 the Company entered into an unsecured credit facility with Shipping Financial Services Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 350 ($ 462 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012) to be used for general working capital purposes. The Company had undertaken to repay the loan within 12 months of its receipt, however the loan was extended on July 8, 2012 and is now due to be repaid on July 8, 2013. The loan bears interest at a rate of 8% per annum. As of December 31, 2011, the outstanding amount was Euro 350 ($ 453 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011). As of December 31, 2012, the outstanding amount was Euro 350 ($462 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012). Related party interest expense for the years ended December 31, 2011 and 2012 incurred in connection with this credit facility, amounted to $17,468 and $36,095 respectively and is included in interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss) (Note 15).

Central Mare Inc Credit Facility:

On July 16, 2011 the Company entered into an unsecured credit facility with Central Mare Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 1,800 ($ 2,375 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012)  to be used for general working capital purposes. Part of this facility was used to prepay the loan of the MV Astrale following its sale. The Company had undertaken to repay the loan within 12 months of its receipt, however the loan was extended on July 21, 2012 and is now due to be repaid on July 21, 2013. The loan bears interest at a rate of 8%. As of December 31, 2011, the outstanding amount was Euro 1,800 ($ 2,329 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011). As of December 31, 2012, the outstanding amount was Euro 1,800 ($ 2,375 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012). Related party interest expense for the years ended December 31, 2011 and 2012 incurred in connection with this credit facility, amounted to $5,615 and $185,634 respectively and is included in interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss) (Note 15).

Loans Securities: All secured loans are secured as follows:

•     Mortgages over the Company's vessels;

•     Assignments of insurance and earnings of the mortgaged vessels;

•     Corporate guarantee of TOP Ships Inc;

•     Pledge over the earnings accounts of the vessels.

Debt Covenants:

As of December 31, 2012 and 2011, the Company was in breach of loan covenants relating to EBITDA, overall cash position (minimum liquidity covenants), book equity, adjusted net worth, the asset cover with certain banks, as well cross-default covenants with all banks. As a result of these covenant breaches with all the banks, the Company has classified all its debt and financial instruments as current.

Interest Expense: Interest expense for the years ended December 31, 2010, 2011 and 2012, amounted to $11,241, $10,068 and $7,240 respectively and is included in interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss) (Note 15).

Financing Costs: The additions in deferred financing costs amounted to $971 and $1,128 during the years ended December 31, 2011 and 2012. For 2012, this figure is due to the extension of the Laurasia, Central Mare and Shipping Financial Services facilities.

The weighted average interest rates, as of December 31, 2011 and 2012, excluding all swaps, were 4.01% and 3.55%, respectively.

The vessel-owning subsidiary companies with outstanding loans had restricted net assets amounting to $44,438 and $15,806 as of December 31, 2011 and 2012, respectively.

Scheduled Principal Repayments: The annual principal payments required to be made after December 31, 2012, are as follows:

Year ending December 31, 2012	Amount
Principal payments	174,998
Excluding unamortized financing fees	(2,379)
172,619

Note 10 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
10.              Commitments and Contingencies:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A minimum of up to $1 billion of the liabilities associated with the individual vessels actions, mainly for sea pollution, are covered by the Protection and Indemnity (P&I) Club insurance.

Note 11 - Common Stock and Additional Paid-In Capital	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
11.              Common Stock and Additional Paid-In Capital:

Issuance of common stock: On July 1, 2009, the Company entered into a standby equity distribution agreement (the "SEDA") with YA Global Master SPV Ltd.

Under the SEDA the Company issued an amount of 223,000 shares of common stock. As a result, the Company's common stock and additional paid-in capital were increased by $22 and $2,520, respectively as of December 31, 2009, net of issuance costs. The total net proceeds, after commissions, amounted to $2,936. During 2010 and 2011 until May 2011 when the SEDA agreement was terminated, no further shares have been sold to YA Global under the SEDA.

Reverse Stock Split: On June 24, 2011, the Company effected a 1-for-10 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts in these consolidated financial statements have been adjusted to reflect this stock split. The par value of the Company's common shares remained unchanged at $0.01 per share.

Note 12 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.              Stock Incentive Plan:

Starting on July 1, 2005 and on various grant dates (the "grant dates") thereafter, as outlined below, the Company granted shares pursuant to the Company's 2005 Stock Incentive Plan as from time to time amended ("the Plan"), which was adopted in April 2005 to provide certain key persons (the "Participants"), on whose initiatives and efforts the successful conduct of the Company's business depends, and who are responsible for the management, growth and protection of the Company's business, with incentives to: (a) enter into and remain in the service of the Company, a Company's subsidiary, or Company's joint venture, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance, and (d) enhance the long-term performance of the Company (whether directly or indirectly) through enhancing the long-term performance of a Company subsidiary or Company joint venture. The granted shares have no exercise price and constitute a bonus in nature.

In the case where restricted shares were granted, there were signed "Restricted Stock Agreements" between the Company and the Participants on the respective grant dates. Under these agreements, the Participants have the right to receive dividends and the right to vote the shares, subject to the following restrictions:

i.      Grants to Company's CEO. The Company's CEO shall not sell, assign, exchange, transfer, pledge, hypothecate or otherwise dispose of or encumber any of the shares other than to a Company, which is wholly owned by the Company's CEO. The restrictions lapse on the earlier of (i) the time specified in the relevant Restricted Stock Agreement or (ii) the termination of the Company's CEO employment with the Company for any reason. As the shares granted to the Company's CEO do not contain any future service vesting conditions, all such shares are considered vested shares on the grant date.

ii. Grants to Other Participants. The Participants (officers, independent and executive members of the Board, Company's employees and consultants) shall not sell, assign, exchange, transfer, pledge, hypothecate or otherwise dispose of or encumber any of the shares. The restrictions lapse on the time specified in the relevant Restricted Stock Agreement conditioned upon the Participant's continued employment with the Company from the date of the agreement until the date the restrictions lapse (the "vesting period").

In the event the Participant's employment with the Company terminates for any reason before the end of the vesting period, that Participant shall forfeit all rights to all Shares that have not yet vested as of such date of termination. Dividends earned during the vesting period will not be returned to the Company, even if the unvested shares are ultimately forfeited. As these Shares granted to other than the CEO Participants contain a time-based service vesting condition, such shares are considered non-vested shares on the grant date.

The following table presents grants pursuant to the Plan's issuance from 2008 onwards:

Grant Date	Number of Shares	Issued to	Vesting Period (according to the way stock based compensation is expensed)
January 22, 2008	197,562	Officers and Employees	proportionately over a period of 4 years
July 1, 2008	50,000	CEO	on the grant date
September 2, 2008	37,500	Non-Executive Directors	proportionately over a period of 5 years
September 4, 2008	147,243	CEO	In the event of change of control
December 21, 2009	30,000	New Non-Executive Directors	proportionately over a period of 5 years
December 21, 2009	50,000	CEO	on the grant date
October 29, 2010	24,999	Officer	15 equal monthly installments (1st vesting on the grant date)
October 29, 2010	49,999	Officer	15 equal monthly installments (1st vesting on the grant date)
December 2, 2010	50,000	CEO	on the grant date
December 1, 2011	50,000	CEO	on the grant date

All share amounts have been adjusted for the 1:3 reverse stock split effected on March 20, 2008 and the 1:10 reverse stock split effected on June 24, 2011.

A summary of the status of the Company's non-vested shares as of December 31, 2012 and movement during the year ended December 31, 2012, is presented below:

	Non-vested Shares	Weighted average grant date fair value
As of January 1, 2012	180,244	$47.95
Vested	(25,500)	$21.86
As of December 31, 2012	154,744	$52.25

The compensation expense recognized in the years ended December 31, 2010, 2011 and 2012 was $2,024, $1,412 and $378 and is included in General and administrative expenses in the consolidated statements of comprehensive income/(loss). As of December 31, 2012, the total unrecognized compensation cost related to non-vested share awards is $51, which is expected to be recognized by September 30, 2013. The weighted average grant date fair value of shares granted, vested and forfeited for the years 2010, 2011 and 2012 was 38.5, 47.95 and 52.25 respectively.

The total fair value of shares vested during the years ended December 31, 2011 and 2012 was $458 and $51 respectively.

The Company estimates the future forfeitures of non-vested shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

No dividends were paid in the years ended December 31, 2010, 2011 and 2012.

Note 13 - Earnings (loss) Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
13.              Earnings (loss) Per Common Share:

All shares issued (including non-vested shares issued under the Plan) are the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not have a contractual obligation to share in the losses. Dividends declared during the period for non-vested common stock as well as undistributed earnings allocated to non-vested stock are deducted from net income / (loss) attributable to common shareholders for the purpose of the computation of basic earnings per share in accordance with two-class method as required by relevant guidance. The denominator of the basic earnings per common share excludes any non vested shares as such are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding, with the exception of the 147,244 shares, granted to the Company's CEO, which will vest in  the event of change of control. Consequently, those shares are excluded from the remaining non-vested shares.

The components of the calculation of basic and diluted earnings per share for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Year Ended December 31,
	2010	2011	2012
Net (loss) income	$2,513	$(189,112)	$(63,984)
Less: Undistributed earnings allocated to non-vested shares	$(177)	$-	$-
Net (loss) income available to common shareholders	$2,336	$(189,112)	$(63,984)

Weighted average common shares outstanding, basic	3,075,278	6,304,679	16,989,585

Weighted average common shares outstanding, diluted	3,077,741	6,304,679	16,989,585

(Loss) income per common share, basic and diluted	$0.82	$(30.00)	$(3.77)

For the years ended December 31 2010, 2011 and 2012, 261,511, 180,244 and 154,744 shares respectively, which constitute the number of non-vested shares as at the end of each year, were not included in the computation of diluted earnings per share because to do so would have been antidilutive for the periods presented.

Note 14 - Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Voyage And Vessel Operating Expenses [Text Block]
14.       Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of comprehensive income/(loss) are as follows (expressed in thousands of U.S. Dollars):

Voyage Expenses	Year Ended December 31,
	2010	2011	2012
Port charges	(59)	1,141	24
Bunkers	700	4,684	177
Commissions	1,827	1,918	822
Total	2,468	7,743	1,023

Vessel Operating Expenses	Year Ended December 31,
	2010	2011	2012
Crew wages and related costs	6,624	5,415	361
Insurance	2,087	1,165	83
Repairs and maintenance	1,219	1,356	179
Spares and consumable stores	2,862	2,369	184
Taxes (Note 16)	61	63	7
Total	12,853	10,368	814

Note 15 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2012
Interest And Finance Costs [Text Block]
15.       Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive income/(loss) are analyzed as follows (expressed in thousands of U.S. Dollars):

Interest and Finance Costs	Year Ended December 31,
	2010	2011	2012
Interest on debt (Note 9)	11,241	10,068	7,240
Bank charges	124	16	297
Amortization and write-off of financing fees	1,947	2,234	1,437
Amortization of debt discount	1,464	3,965	371
Total	14,776	16,283	9,345

Note 16 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
16.       Income Taxes:

Marshall Islands, Cyprus and Liberia do not impose a tax on international shipping income. Under the laws of Marshall Islands, Cyprus and Liberia, the countries of the companies' incorporation and vessels' registration, the companies are subject to registration and tonnage taxes, which have been included in vessels' operating expenses in the accompanying consolidated statements of comprehensive income/(loss).

Pursuant to the United States Internal Revenue Code of 1986, as amended (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the Company operating the ships meets both of the following requirements, (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company's stock is owned, directly or indirectly, by individuals who are "residents" of the Company's country of organization or of another foreign country that grants an "equivalent exemption" to corporations organized in the United States (50% Ownership Test) or (ii) the Company's stock is "primarily and regularly traded on an established securities market" in its country of organization, in another country that grants an "equivalent exemption" to United States corporations, or in the United States (Publicly-Traded Test).

Under the regulations, a Company's stock will be considered to be "regularly traded" on an established securities market if (i) one or more classes of its stock representing more than 50 percent of its outstanding shares, by voting power and value, is listed on the market and is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year; and (ii) the aggregate number of shares of stock traded during the taxable year is at least 10% of the average number of shares of the stock outstanding during the taxable year.

The Marshall Islands, Cyprus and Liberia, the jurisdictions where the Company and its ship-owning subsidiaries are incorporated, grant an "equivalent exemption" to United States corporations. Therefore, the Company is exempt from United States federal income taxation with respect to U.S.-source shipping income if either the 50% Ownership Test or the Publicly-Traded Test is met. The Company believes that for periods prior to its initial public offering in July 2004, it satisfied the 50% Ownership Test. The Company also believes that for periods subsequent to its initial public offering, it satisfies the Publicly-Traded Test on the basis that more than 50% of the value of its stock is primarily and regularly traded on the Nasdaq National Market and, therefore, the Company and its subsidiaries are entitled to exemption from U.S. federal income tax, in respect of their U.S. source shipping income.

Note 17 - Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments Disclosure [Text Block]
17.   Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks and accounts receivable due from charterers. The principal financial liabilities of the Company consist of loans, accounts payable due to suppliers, interest rate swap agreements and an interest rate derivative product.

a)
Interest rate risk: The Company is subject to market risks relating to changes in interest rates because it has floating rate debt outstanding under its loan agreements on which it pays interest based on LIBOR, or cost of funds for certain banks, plus a margin. In order to manage part or whole of its exposure to changes in interest rates due to this floating rate indebtedness, the Company might enter into interest rate swap agreements.

b)
Concentration of Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable.

The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable.

c)
Fair value: The carrying values of cash and cash equivalents, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The Company considers its creditworthiness when determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty and the Company.

The estimated fair value of the Company's derivatives, seen below, approximates their carrying values.

Counterparty	SWAP Number (Nr)	Notional Amount	Period (years)	Effective Date	Interest Rate Payable	Fair Value - Liability

		December 31, 2012				December 31, 2011**	December 31, 2012
EGNATIA	1	$10,000	7	July 3, 2006	4.76%	$(684)	$(222)
HSH NORDBANK	2	$7,332	5	March 27, 2008	4.60%	$(375)	$(73)
EMPORIKI	3	$20,000	7	March 30, 2008	10.85%	$(3,863)	$(2,785)
HSH NORDBANK	4	$10,599	7	July 15, 2008	5.55%	$(1,951)	$(1,591)
HSH NORDBANK	5	$11,346	4	June 28, 2010	4.73%	$(1,502)	$(1,140)
		$59,277				$(8,375)	$(5,811)

** Our interest rate swap arrangements as of December 31, 2011 were valued at $8,467. The table above serves to compare the swap agreements that the Company had on December 31, 2012 with their equivalent value on December 31, 2011. The difference between the value of the swap agreements as depicted in the above table and last year's the reported number is $92 and is due to the fact that one of our swaps matured during 2012.

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fix the interest rates based on predetermined ranges in current LIBOR rates. As of December 31, 2012, the Company's outstanding interest rate swaps had a combined notional amount of $59,277.

The Company follows the accounting guidance for Fair Value Measurements and Disclosures. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The Company pays a fixed rate and receives a variable rate for its interest rate swaps. The variable rate is based on the LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of those derivatives determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

As of December 31, 2012, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company's consolidated financial statements.

The following tables summarize the valuation of the Company's assets measured at fair value on a non-recurring basis as of December, 31, 2011 and 2012 respectively:

Items Measured at Fair Value on a Nonrecurring Basis
		Fair Value Measurements
Non – Recurring Measurements:	December 31, 2011	Quoted prices in active markets for identical assets Level 1	Significant other observable inputs Level 2	Unobservable Inputs Level 3	Gains/ (Losses)
Long-lived assets held for sale	$10,414		$10,414		$(45,110)

Items Measured at Fair Value on a Nonrecurring Basis
		Fair Value Measurements
Non – Recurring Measurements:	December 31, 2012	Quoted prices in active markets for identical assets Level 1	Significant other observable inputs Level 2	Unobservable Inputs Level 3	Gains/ (Losses)
Long-lived assets held for sale	$25,200		$25,200			$(16,978)
Long-lived assets held and used	$164,792		$164,792		$	(46,592)
Long-lived assets previously held for sale and currently held and used	$12,500		$12,500			$2,086

In accordance with the provisions of relevant guidance, a long-lived asset held for sale with a carrying amount of  $42,178 was written down to its fair value of $25,200, resulting in an impairment charge of $16,978, which is included in the accompanying consolidated statement of comprehensive income/ (loss)for December 31, 2012 (see note 8). The fair value of the impaired vessel was determined based on a market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to our vessels. As a result, the Company has classified long-lived asset held for sale as Level 2.

In accordance with the provisions of relevant guidance, long-lived assets held and used with a carrying amount of $211,384 were written down to their fair value of $164,792, resulting in an impairment charge of $46,592, which was also included in the accompanying consolidated statement of comprehensive income/ (loss)for December 31, 2012 (see note 8).The fair value of the impaired vessels was determined by a combination of market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to our vessels, that determined the charter-free vessel value (level 2) and a charter valuation based on the Company’s projections employing assumptions used by market participants (level 3). The Company has split its approach in two sections: (i) Charter-free value of the vessel. To determine the charter-free value consists of quotations from well respected brokers regarding vessels with similar characteristics with ours. This market approach is deemed more objective mainly due to the multitude of transactions of comparable assets in the active and liquid shipping S & P market. Valuation inputs from the market approach are considered Level 2 in the fair value hierarchy, since the Company uses a valuation derived from prices in observed transactions. (ii) Value of the charter. The valuation of the attached timecharter on three of our impaired tankers entails the discounting of the differential between the current long period timecharter for a similar vessel and the timecharter already attached to the vessel for the duration of the latter. The source of the current long period timecharter rates are third party independent shipbrokers. Apart from the long period timecharter rates, budgeted operating expenses and the discount rate that the Company uses there are no other assumptions used in the discounting model. The discount rate used by the Company takes into account the cost of equity of the company, the country risk of the charterer’s country and the default rate of the charterer. The operating expenses used are management estimates based on the management’s experience in operating this type of vessel. The charter valuation, since it entails the use of judgments and assumptions, is individually considered a level 3 approach. However according to ASC 820-10-35-37 (Applying ASU 2011-04) if the level 3 part of the valuation is deemed insignificant (18.7% of the total value is derived from level 3 inputs) from the Company the prevailing level would be level 2, hence the Company characterized the valuation approach as a Level 2 in its entirety.

In accordance with the provisions ASC 360-10-35-44, long-lived assets previously classified as held for sale that are currently classified as held and used with a carrying amount of $10,414 were valued at $12,500, resulting in a write-up of $2,086, which was included in the accompanying consolidated statement of comprehensive income/ (loss)for December 31, 2012 (see note 8). According to the provisions of abovementioned guidance the Company measured (i) the carrying amount of the vessel before it was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the vessel been continuously classified as held and used and (ii) the fair value of the vessel on December 31, 2012, which was the date that the Company decided not to sell the asset. The Company determined that the lower value of the two above measurements was the fair value of the vessel on December 31, 2012 and used that as fair value. The fair value of the vessel on December 31, 2012 was determined based on a market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to our vessels. As a result, the Company has classified long-lived asset held and used as Level 2.

The following tables summarize the valuation of our financial instruments as of December 31, 2011 and 2012 respectively:

As of December 31, 2011		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$8, 467	-	$8,467	-

As of December 31, 2012		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$5,812	-	$5,812	-

The Company's interest rate swaps did not qualify for hedge accounting. The Company marks to market the fair market value of the interest rate swaps at the end of every period and reflects the resulting unrealized gain or loss during the period in "Gain / (loss) on financial instruments" in its consolidated statement of comprehensive income/ (loss)as well as presents the fair value at the end of each period in the balance sheet. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative losses in the consolidated statements of comprehensive income/(loss) are presented below:

	Liability Derivatives
	December 31, 2011		December 31, 2012
Derivatives not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Current portion of financial instruments	$8,467	Current liabilities – Current portion of financial instruments	$5,811
Total Derivatives not designated as hedging instruments		$8,467		$5,811

		Amount of (Loss) or Gain Recognized in Statement of Comprehensive Income/ (Loss)

Derivative Instruments not designated as hedging instruments	Location of (Loss) or Gain recognized in Income on Derivative	December 31, 2010	December 31, 2011	December 31, 2012
Interest rate swaps	(Loss) / gain on financial instruments	$(865)	$(2,835)	$(2,656)

Total (Loss) / Gain on Derivatives		$(865)	$(2,835)	$(2,656)

The Company has treated the Sovereign transaction as a freestanding financial instrument settled in the Company's common stock according to guidance under ASC 480-10 and as such the obligation is recognized in the balance sheet at fair value with changes in its fair value recorded in earnings. The Company didn’t recognize an obligation deriving from the Sovereign financial instrument as of December 31, 2011 since the Company is not obliged in any way to issue shares further shares or draw down the remaining $3 million under the Sovereign Transaction and has made no commitment to Sovereign to do so. Hence the instrument was not valued and hence there were no changes in its fair value to be recorded in earnings. For the same reason, no changes in the Sovereign financial instrument’s fair value were recorded in earnings during the year ended December 31, 2012. Finally the Company didn’t recognize an obligation deriving from the Sovereign financial instrument as of December 31, 2012 since the Sovereign financial instrument matured in August 25, 2012.

Note 18 - Equity Line Discount	12 Months Ended
Dec. 31, 2012
Equity Line Discount [Text Block]
18.           Equity line discount:

As mentioned above the Company effected two transactions under the Sovereign contract (see note 5 "Transactions with Related Parties") in September 1, 2011 and October 19, 2011. The difference between the quoted market price at those dates and the issuance price amounting to $23,406 is recognized in equity under line item "Additional paid-in capital". Changes in the fair value of the obligation, if any, between the drawdown date and share issuance date are recognized in the P&L, but since at both transaction dates the issuance of shares was done on the same day as the drawdown, there is no fair value change in the obligation, hence no effect on the consolidated statement of comprehensive income/ (loss)of the Company.

Note 19 - Other Long Term Receivable	12 Months Ended
Dec. 31, 2012
Other Long Term Receivable [Text Block]
19.           Other Long Term Receivable

On September 5, 2011 the Company terminated the charter of M/V Cyclades in order to sell the vessel. Since the daily charter rate that the Company was receiving was higher then what the market was paying at the time, the charterer realized a benefit from this termination and hence agreed to pay the Company a termination fee. This termination fee amounted to $4.6 per day and was agreed to be collected over the period of the terminated charter party (i.e. up to February 2, 2014). The balance of this receivable as of December 31, 2011 amounted to $3,074, $1,841 presented under “Other Long-term Receivables” and $1,233 under “Trade accounts receivable”.  On August 15, 2012 the Company sold this receivable, which amounted then to $2,165 to the company Laurasia, in return for a $750 reduction of the principal of one of the Laurasia bridge loan facilities (see note 9). The loss on the sale of the receivable was recorded under “Other, Net” in the Company’s consolidated statement of comprehensive income / (loss).

Note 20 - Other Non Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Text Block]
20.           Other Non Current Liabilities

On October 1, 2010, the Company entered into a bareboat charter agreement to lease vessel M/T Delos until September 30, 2015 for a variable rate per year. On October 15, 2011 the Company terminated the bareboat charter agreement resulting in a termination expense of $5,750 included in "Lease Termination Expense" in the accompanying consolidated statements of comprehensive income/(loss) for the year ended December 31, 2011. As of December 31, 2012, the outstanding amount of the termination fee was $5,306.

On January 1, 2013 the Company entered into an agreement with the owner of M/T Delos by which the termination fee outstanding as of December 31, 2012 is divided into two tranches, “Tranche A” ($4,500) that will bear interest of 3% plus Libor and “Tranche B” ($806) that will not bear interest. This agreement provides for the repayment of Tranche A and Tranche B according to the following schedule.

Year ending December 31,	Tranche A of the Termination Fee	Tranche B of the Termination Fee
2013	600
2014	800
2015	800
2016	800
2017	1,500	806
	4,500	806

Finally, according to this agreement the Company will pay monthly Interest payments. As of December 31, 2012 the non-current part of the termination fee is $4,706. This agreement and the negotiations preceding it constitute evidence about conditions that existed at the balance sheet date and hence the Company considers it a recognized subsequent event, since the said agreement is the culmination of conditions that existed over a relatively long period of time.

Note 21 - Continued Operations	12 Months Ended
Dec. 31, 2012
Continued Operations [Text Block]
21.           Continued Operations

In 2007 the Company made an investment in the drybulk sector, and from 2007 to 2010, the Company owned a total of five dry bulk vessels (“Drybulk Business”) (three Panamax, one Supramax and one Handymax) under time charters, three of which were scheduled to expire during 2011. The Company had determined that in 2010 it operated under two reportable segments as the chief operating decision maker reviewed drybulk operations separate from that of the tankers and therefore presented operating results accordingly.

Following the sale of four drybulk vessels during 2011 and management’s intention to sell M/V Evian, the Company’s last dry bulk vessel, the Company determined that as of December 31, 2011,the Drybulk Business should be reflected as discontinued operations.(Note 8).

During 2012, the Company actively marketed M/V Evian but did not receive any suitable offers in order to sell the vessel. In addition, during May 2012 the Company was offered and subsequently signed a bareboat timecharter for the vessel at a rate higher than the prevailing market rates at that time. Thus on this basis the Company decided to change the plan of sale of the M/V Evian and assessed that it will continue to generate revenue (and incur associated costs) from its continuing operations. As a result, the M/V Evian no longer met the criteria to be classified as held for sale and reclassified the vessel as held for use and measured the vessel at its fair value, resulting in a write-up of $2,086. As a result, the Drybulk business was reclassified to continuing operations for all periods presented. In evaluating the ongoing business operations, the Company determined that since tankers and dry bulk carriers have similar economic characteristics and that there is only one dry bulk vessel left, and as the chief operating decision maker reviews operating results solely by revenue per day and operating results of the fleet, the Company concluded that in 2012 they operated under one segment. Therefore, the presentation of the operating results for the year ended December 31, 2011 was modified accordingly.

Note 22 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
22.           Subsequent Events

On March 27, 2013 the Company entered into an agreement with an unrelated third party to sell the M/T UACC Sila, which as of December 31, 2012 the Company has classified as held for sale in the accompanying consolidated balance sheets (see Note 4). Since the vessel is classified as held for sale the Company estimates that no significant loss or gain will result from its sale. The vessel was delivered to its new owners on April 30, 2013 and its respective debt was fully repaid.

On April 15, 2013 the Company announced it has received a notice from the bareboat charterer of the M/T "MISS MARILENA" that it will unilaterally reduce the charterhire rate to $10,000 per day starting from April 2013 month and for one year. Pursuant to the charter agreement, the charterer should pay the amount of $14,400 per day. The Company is examining its options for recovery of the amounts contractually owed to it and intends to enforce its right to payment under the charter.

Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
	December 31,
	2011	2012
ASSETS
CURRENT ASSETS
Cash and cash equivalents	-	-
Due from subsidiaries	266,859	264,697
Other current assets	393	141
Total current assets	267,252	264,838
NON CURRENT ASSETS
Investments in subsidiaries	105,149	52,107
Restricted cash	952	164
Other non-current assets	193	52
Total non-current assets	106,294	52,323
Total assets	373,546	317,161

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES
Current portion of debt	6,113	5,664
Due to subsidiaries	287,901	293,133
Current portion of financial instruments	684	222
Due to related parties-central	727	1,136
Other current liabilities	1,437	3,926
Total current liabilities	296,862	304,081

NON CURRENT LIABILITIES
Other non-current liabilities	-	-
Total non-current liabilities	-	-

STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued	-	-
Common stock $0.01 par value; 1,000,000,000 shares authorized 17,147,534 shares issued and outstanding at December 31, 2011 and 2012	171	172
Additional paid-in capital	292,583	292,962
Accumulated other comprehensive income	37	37
Accumulated deficit	(216,107)	(280,091)
Total stockholders' equity	76,684	13,080
Total liabilities and stockholders' equity	373,546	317,161

	December 31,
	2010	2011	2012
EXPENSES
General and administrative expenses	11,591	13,153	5,635
Foreign currency gains, net	(49)	37	59
Operating loss	(11,542)	(13,190)	(5,694)
OTHER (EXPENSES) / INCOME
Interest and finance costs	(3,301)	(5,732)	(2,059)
Loss / (gain) on financial instruments	(1,058)	(300)	24
Interest income	1	1	0
Other, net	-	(37)	688
Total Other (expenses), net	(4,358)	(6,068)	(1,347)
Equity in earnings / (loss) of subsidiaries	18,413	(169,854)	(56,943)
Net Income / (loss)	2,513	(189,112)	(63,984)

Earnings / (loss) per common share, basic and diluted	0.82	(30.00)	(3.77)

Weighted average common shares outstanding, basic	3,075,278	6,304,679	16,989,585

Weighted average common shares outstanding, diluted	3,077,741	6,304,679	16,989,585

	December 31,
	2010	2011	2012
Net cash (used in) / provided by Operating Activities	3,921	(6,150)	(844)

Cash flows from Investing Activities
Return of investment from subsidiaries	19,473	24,142	-
Decrease in Restricted cash	52	(531)	788
Acquisition of fixed assets	(177)	(37)
Net proceeds from sale of fixed assets			56
Net cash provided by / (used in) Investing Activities	19,348	23,574	844
Cash flows from Financing Activities
Proceeds from debt	-	2,782	500
Proceeds from convertible debt	4,000	2,000	-
Principal payments of debt	(26,747)	(28,915)	(500)
Issuance of common stock, net of issuance costs	27	6,834	-
Payment of financing costs	(708)	(419)	-
Net cash (used in) Financing Activities	(23,428)	(17,718)	0
Effect of exchange rate changes on cash	159	294	-
Net increase / (decrease) in cash and cash equivalents	(159)	(294)	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries less equity in undistributed loss of subsidiaries, distributions from subsidiaries as return on investment and return of investment.

The Parent Company's subsidiaries made the following distributions to the Parent Company during the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
Return on Investment	5,992	3,070	475
Return of Investment	19,473	24,142	-
Total cash from subsidiaries	25,465	27,212	475

The Parent Company is a borrower under the Laurasia, Central Mare and Shipping Financial Services facilities and guarantor under the remaining loans outstanding at December 31, 2012. Refer to Note 9 to the consolidated financial statements.

The principal payments required to be made after December 31, 2012 for these are as follows:

Year ending December 31, 2012	6,087
Less financing fees	(423)
5,664

The vessel-owning subsidiary companies with outstanding loans had restricted net assets amounting to $44,438 and $15,806 as of December 31, 2011 and 2012, respectively.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation, Policy [Policy Text Block]
Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S generally accepted accounting principles ("US GAAP") and include the accounts and operating results of Top Ships Inc. and its wholly-owned subsidiaries referred to in Note 1. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Critical estimates mainly include impairment of vessels, vessel useful lives and residual values, provision for doubtful accounts and fair values of derivative instruments.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation: The Company's functional currency is the U.S. Dollar because all vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the year-end exchange rates. Losses from foreign currency translation amounted to $154 and $48 for the years ended December 31, 2011 and 2012 respectively and are reflected in General and administrative expenses in the accompanying consolidated statement of comprehensive income/(loss).

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash: The Company considers amounts that are pledged, blocked, held as cash collateral, required to be maintained with a specific bank or be maintained by the Company as an overall cash position as part of a loan agreement, as restricted (Note 9).

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Trade Accounts Receivable, net: The amount shown as Trade Accounts Receivable, net at each balance sheet date, includes estimated recoveries from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually, combined with the application of a historical recoverability ratio, for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts at December 31, 2011 and 2012 totaled $1,187 and $576, and is summarized as follows:

Provision for doubtful accounts
Balance, December 31, 2010	1,389
—Additions	-
—Reversals / write-offs	(202)
Balance, December 31, 2011	1,187
—Additions	20
—Reversals / write-offs	(631)
Balance, December 31, 2012	576

Receivables, Policy [Policy Text Block]
Insurance Claims: Insurance claims, relating mainly to crew medical expenses and hull and machinery incidents are recorded upon collection or agreement with the relevant party of the collectible amount when collectability is probable.

Inventory, Policy [Policy Text Block]
Inventories: Inventories consist of bunkers, lubricants and consumable stores which are stated at the lower of cost or market. Cost, which consists of the purchase price, is determined by the first in, first out method.

Vessels Acquisitions [Policy Text Block]
Vessel Cost:  Vessels are stated at cost, which consists of the contract price, pre-delivery costs incurred during the construction of new buildings, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery costs).

Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are charged to expense as incurred and are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income/(loss)

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets: The Company reviews its long-lived assets held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company's vessels (notes 4 and 8).

Depreciation, Depletion, and Amortization [Policy Text Block]
Vessel Depreciation: Depreciation is calculated using the straight-line method over the estimated useful life of the vessels, after deducting the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted

Discontinued Operations, Policy [Policy Text Block]
Long Lived Assets held for sale and discontinued operations: The Company classifies vessels as being held for sale when the following criteria are met: a. Management, having the authority to approve the action, commits to a plan to sell the asset, b. The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, c. An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, d. The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale, within one year, e. The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, f. Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale (Note 4).  The results of operations of a component that either has been disposed of or is classified as held for sale, are reported in discontinued operations if both of the following conditions are met: (i) the operations and cash flows of the component have been (or will be) eliminated from the ongoing operations of the Company as a result of the disposal transaction and (ii) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction (Note 4).

During the year-end December 31, 2011, the Company, except for the Evian which was classified as held for sale, had sold all its drybulk vessels.  As such, at December 31, 2011, the Company determined that the drybulk segment was a component that met the requirements for discontinued operations presentation.  On December 31, 2012 the Company determined not to discontinue its drybulk operations (Note 21) through the decision to hold and use the Evian. Hence the revenues and expenses for all drybulk vessels have been reclassified to continuing operations for all periods presented in the consolidated financial statements.

Property, Plant and Equipment, Policy [Policy Text Block]
Other Fixed Assets, Net: Other fixed assets, net consists of furniture, office equipment, cars and leasehold improvements, stated at cost, which consists of the purchase / contract price less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets, while leasehold improvements are depreciated over the lease term, as presented below:

Description	Useful Life (years)
Leasehold improvements	Until the end of the lease term (December 2024)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3

In September 2010, the Company agreed to revert occupancy in certain areas of the leased office space in Maroussi, by the end of April 2011. As a result of this agreement the Company has made a revision in the useful life of certain leasehold improvements that would have been amortized over the life of the lease. In September 1, 2011, the agreement was amended again and a new monthly rent was renegotiated. It was also agreed to revert occupancy in a larger area of the leased office space. The revision in useful life of these assets resulted in an accelerated depreciation of $565 in 2010 and $931 in 2011 which is included in the statement of comprehensive income/ (loss). On January 1, 2013 the agreement was amended again and a new monthly rent was renegotiated. It was also agreed to revert occupancy in an even larger area of the leased office space and to extend the duration of the lease to December 31, 2024. All other terms of the lease remained unchanged. The revision in useful life of these assets resulted in an accelerated depreciation of $621 in 2012 which is included in the consolidated statement of comprehensive income/ (loss).

Accounting for Dry-Docking Costs [Policy Text Block]
Accounting for Dry-Docking Costs: All dry-docking costs are accounted for under the direct expense method, under which they are expensed as incurred and are reflected separately in the accompanying consolidated statements of comprehensive income/(loss)

Deferred Charges, Policy [Policy Text Block]
Financing Costs: Fees incurred and paid to the lenders for obtaining new loans or refinancing existing ones are recorded as a contra to debt and such fees are amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed when a repayment or refinancing is made and charged to interest and finance costs.

Convertible Debt [Policy Text Block]
Convertible Debt: The Company evaluates debt securities ("Debt") for beneficial conversion features.  A beneficial conversion feature is present when the conversion price per share is less than the market value of the common stock at the commitment date.  The intrinsic value of the feature is then measured as the difference between the conversion price and the market value multiplied by the number of shares into which the Debt is convertible and is recorded as debt discount with an offsetting amount increasing additional paid-in-capital.  The debt discount is accreted to interest expense over the term of the Debt with any unamortized discount recognized as interest expense upon conversion of the Debt. The total intrinsic value of the feature is limited to the proceeds allocated to the Debt instrument. On August 15, 2012 the conversion feature of our bridge loans with Laurasia was terminated and as of December 31, 2012 the Company has no convertible short or long term debt.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension and Retirement Benefit Obligations—Crew:  The ship-owning companies included in the consolidation employ the crew on board under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post retirement benefits.

Employee Indemnities [Policy Text Block]
Staff leaving Indemnities – Administrative personnel: The Company's employees are entitled to termination payments in the event of dismissal or retirement with the amount of payment varying in relation to the employee's compensation, length of service and manner of termination (dismissed or retired). Employees who resign, or are dismissed with cause are not entitled to termination payments. The Company's liability, at December 31, 2011 and 2012 amounted to $64 and $11 respectively

Revenue Recognition, Policy [Policy Text Block]
Accounting for Revenue and Expenses: Revenues are generated from bareboat charter, time charter, voyage charter agreements and pool arrangements. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable monthly in advance, and the customer generally assumes all risk and costs of operation during the charter term. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Profit sharing represents the excess between an agreed daily base rate and the actual rate generated by the vessel every quarter, if any, and is settled and recorded on a quarterly basis. Under a voyage charter, revenue, including demurrage and associated voyage costs, with the exception of port expenses which are recorded as incurred, are recognized on a proportionate performance method over the duration of the voyage. A voyage is deemed to commence upon the latest between the completion of discharge of the vessel's previous cargo and the charter party date of the current voyage and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by the charterer to the Company when loading or discharging time exceeded the stipulated time in the voyage charter. Vessel operating expenses are expensed as incurred. Unearned revenue represents cash received prior to year-end related to revenue applicable to periods after December 31 of each year. Under a pool arrangement, the pool charters-in a vessel on a time charter basis but the daily charter hire is not fixed but it depends on the total return that the pool is able to achieve by operating all its vessels in the spot market.

When vessels are acquired with time charters attached and the rates on such charters are below market on the acquisition date, the Company allocates the total cost between the vessel and the fair value of below market time charter based on the relative fair values of the vessel and the liability acquired. The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management's estimates of the market time charter rate at the time of acquisition. The fair value of below market time charter is amortized over the remaining period of the time charter as an increase to revenues.

As is common in the drybulk and tanker shipping industries, the Company pays commissions to ship brokers associated with arranging our charters. The commissions that the Company pays ranges from 1.25% to 7.5% of the total daily charter hire rate of each charter. Commissions are paid by the Company and are recognized over the related charter period and included in voyage expenses.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock Incentive Plan: All share-based compensation related to the grant of restricted and/or unrestricted shares provided to employees and to non-employee directors, for their services as directors, is included in General and administrative expenses in the consolidated statements of comprehensive income/(loss). The shares that do not contain any future service vesting conditions are considered vested shares and recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and recognized on a straight-line basis over the vesting period. The shares, vested and non-vested are measured at fair value, which is equal to the market value of the Company's common stock on the grant date. Compensation cost for awards with graded vesting is recognized on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards

Earnings Per Share, Policy [Policy Text Block]
Earnings / (Loss)  per Share: Basic earnings/(loss) per share are computed by dividing net income or loss available to common stockholders' by the weighted average number of common shares deemed outstanding during the year. Diluted earnings/(loss) per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock  method weighted for the period the non-vested shares were outstanding, with the exception of the 147,244 shares, granted to the Company's CEO, which will vest in the event of change of control. Consequently, those shares are excluded from the remaining non-vested shares (Note 13).  The dilutive effect of convertible debt outstanding shall be reflected in diluted EPS by application of the if-converted method. In applying the if-converted method, conversion shall not be assumed for purposes of computing diluted EPS if the effect would be antidilutive.

Related Party Transaction [Policy Text Block]
Related Parties: The Company considers as related parties the affiliates of the Company; entities for which investments are accounted for by the equity method; principal owners of the Company; its management; members of the immediate families of principal owners of the Company; and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests. An Affiliate is a party that, directly or indirectly through one or more intermediaries, controls, is controlled by, or has common control with the Company. Control is the possession, direct or indirect, of the power to direct or cause the direction of the management and policies of an enterprise through ownership, by contract and otherwise.   Immediate Family is family members whom a principal owner or a member of management might control or influence or by whom they might be controlled or influenced because of the family relationship. Management is the persons who are responsible for achieving the objectives of the Company and who have the authority to establish policies and make decisions by which those objectives are to be pursued. Management normally includes members of the board of directors, the CEO, the CFO, Vice President and CTO in charge of principal business functions and other persons who perform similar policy making functions. Persons without formal titles may also be members of management. Principal owners are owners of record or known beneficial owners of more than 10% of the voting interests of the Company.

Derivatives, Policy [Policy Text Block]
Derivatives and Hedging:  The Company records every derivative instrument (including certain derivative instruments embedded in other contracts) in the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized currently in earnings unless specific hedge accounting criteria are met. The Company has not applied hedge accounting for its derivative instruments during the periods presented.

The fair value of derivative liabilities was not adjusted for nonperformance risk as the Company, as one of the parties to a derivative transaction expects to be able to perform under the contractual terms of its derivative agreements, such as making cash payments at periodic net settlement dates or upon termination.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial instruments: Financial liabilities are classified as either financial liabilities at ‘fair value through the profit and loss’ (FVTPL) or ‘other financial liabilities’. Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments are recognized in earnings. Other financial liabilities (including borrowings and trade and other payables) are subsequently measured at amortized cost using the effective interest rate method.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements: The Company adopted Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income (ASU 2011-05), as amended by ASU 2011-12. This new guidance, among other things, requires companies to present, on a retrospective basis, the components of net income and other comprehensive income ("OCI") either in a single continuous statement of comprehensive income or in two separate but consecutive statements. As a result of the adoption, the Company OCI is presented in a single continuous statement of comprehensive income for each of the years ended December 31, 2012, 2011 and 2010. The adoption of ASU 2011-05, as amended, did not change the Company's consolidated results of operations, financial condition or cash flows for any periods.

There are no other recent accounting pronouncements issued during 2012 whose adoption would have a material effect on the Company’s consolidated financial statements in the current year or expected to have an impact on future years

Continuing Operations [Policy Text Block]
Continuing Operations: In December 31, 2012 the Company determined not to discontinue its drybulk operations (Note 21) and hence the consolidated statement of comprehensive income/ (loss) included herein includes revenue and expenses related to both tankers and dry bulk vessels.

Segment Reporting, Policy [Policy Text Block]
Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers (i.e. time or bareboat charters) or by geographical region as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. The Company does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates as one reportable segment.

Comprehensive Income, Policy [Policy Text Block]
Other Comprehensive Income / (Loss): The Company follows the accounting guidance relating to Statement of Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity. The Company has no other comprehensive income/ (loss) and accordingly comprehensive income/(loss) equals net income for the periods presented.

Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	Year Ended December 31,
	2010	2011	2012
A	-	11%	-
B	19%	-	-
C	17%	20%	51%
D	16%	12%	-
E	-	12%	-
F	-	13%	-
G	-	-	21%
H	-	-	17%

Schedule of Related Party Transactions [Table Text Block]
	December 31, 2010	December 31, 2011	December 31, 2012
Management Fees –Related Parties
Central Mare Inc (Note 5)	1,666	5,575	2,345
TMS Tankers *	138	-	-
International Shipmanagement Inc	-	155	-
Total	1,804	5,730	2,345
Management Fees –Third Parties
ST Shipping and Transport Pte. Limited	9	10	-
TMS Tankers	-	384	-
Heidmar Inc	-	45	-
Interorient	11	-	-
V. Ships Management limited	99	-	-
Total	119	439	-

Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Provision for doubtful accounts
Balance, December 31, 2010	1,389
—Additions	-
—Reversals / write-offs	(202)
Balance, December 31, 2011	1,187
—Additions	20
—Reversals / write-offs	(631)
Balance, December 31, 2012	576

Property, Plant and Equipment [Table Text Block]
8.       Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	672,010	(76,274)	595,736
—Disposals	(213,239)	32,936	(180,303)
— Vessel held for sale	(10,414)	-	(10,414)
—Impairment	(152,250)	37,577	(114,673)
—Depreciation	0	(25,327)	(25,327)
Balance, December 31, 2011	296,107	(31,088)	265,019
—Reclassified from vessel held for sale	10,414	-	10,414
—Depreciation	-	(11,458)	(11,458)
—Impairment	(104,029)	42,546	(61,483)
— Vessel held for sale	(25,200)		(25,200)
Balance, December 31, 2012	177,292	0	177,292

During 2010, vessel oversupply and market disruptions decreased charter rates and vessel values. These are conditions that the Company considered to be indicators of potential impairment. The Company performed the undiscounted cash flow test as of December 31, 2010 and determined that the carrying amounts of its vessels held for use were recoverable.

In September 2010, the Company entered into an agreement to sell the vessel M/T Dauntless to an unrelated third party for a consideration of $20.1 million. The vessel was delivered to its new owners on November 5, 2010. A gain from the sale of $5,101 was recognized upon vessel's delivery.

In June 2011 the Company tested the M/V Evian for impairment and assigned a high probability to sell the M/V Evian upon the expiration of its charter. This assumption significantly reduced the probability weighted undiscounted expected cash flows, which were determined to be lower than the vessel's carrying value. Consequently the Company wrote the vessel down to fair value less costs to sell and recognized an impairment charge of $32,076. In December 2011 the Company classified the M/V Evian as held for sale (see note 21) and wrote the vessel down to fair value less costs to sell, resulting in an additional impairment charge of $13,034.

In July 2011, the Company entered into an agreement to sell the vessel M/V Astrale to an unrelated third party for a consideration of $23,000. The vessel was delivered to its new owners on July 26, 2011. The Company recorded an impairment charge of $40,023 to write down the carrying amount of the vessel to fair market value less costs to sell.

In July 2011, the Company entered into an agreement to sell the vessel M/V Amalfi to an unrelated third party for a consideration of $18,000. The vessel was delivered to its new owners on August 31, 2011. The Company recorded an impairment charge of $29,541 to write down the carrying amount of the vessel to fair market value less costs to sell.

In September 2011, the Company entered into an agreement to sell the vessel M/V Cyclades to an unrelated third party for a consideration of $20,510. The vessel was delivered to its new owners on November 1, 2011. A loss from the sale of $39,960 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

In November 2011, the Company entered into an agreement to sell the vessel M/T Ioannis P. to an unrelated third party for a consideration of $23,500. The vessel was delivered to its new owners on November 21, 2011. A gain from the sale of $2,642 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

In December 2011, the Company entered into an agreement to sell the vessel M/V Pepito to an unrelated third party for a consideration of $36,617. The vessel was delivered to its new owners on December 29, 2011. A loss from the sale of $25,225 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

During 2012, vessel oversupply decreased charter rates and further decreased vessel values. These are conditions that the Company considered to be indicators of potential impairment for its vessels. In December 2012, the Company tested the M/T Miss Marilena, M/T Lichtenstein, M/T UACC Shams, M/T Britto and M/T Hongbo for impairment and assigned a medium probability to sell them. This assumption together with the deteriorating charter rates significantly reduced the probability weighted undiscounted expected cash flows, which were determined to be lower than the vessels carrying values. Consequently, the Company wrote the vessels down to their fair values and recognized an impairment charge of $46,592 (see Note 17).

In December 2012 the Company reclassified the M/V Evian as held and used resulting from its assessment that the vessel would not be sold and that it would continue to earn revenue within the following year and measured the vessel at its fair value, resulting in a write-up of $2,086 (see Note 17).

In December 2012 the Company classified the M/T UACC Sila as held for sale and wrote the vessel down to fair value less costs to sell, resulting in an impairment charge of $16,978 (see Note 4).

Useful Life [Member]
Property, Plant and Equipment [Table Text Block]
Description	Useful Life (years)
Leasehold improvements	Until the end of the lease term (December 2024)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3

Note 5 - Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	December 31, 2010	December 31, 2011	December 31, 2012
Management Fees –Related Parties
Central Mare Inc (Note 5)	1,666	5,575	2,345
TMS Tankers *	138	-	-
International Shipmanagement Inc	-	155	-
Total	1,804	5,730	2,345
Management Fees –Third Parties
ST Shipping and Transport Pte. Limited	9	10	-
TMS Tankers	-	384	-
Heidmar Inc	-	45	-
Interorient	11	-	-
V. Ships Management limited	99	-	-
Total	119	439	-

Central Mare [Member]
Schedule of Related Party Transactions [Table Text Block]
	Year Ended December 31,
	2011	2012
Management Fees	$5,575	$2,345	Management fees related party - Statement of comprehensive income/ (loss)
Executive officers and other personnel expenses	$5,405	$2,349	General and administrative expenses - Statement of comprehensive income/ (loss)
Superintendent Fees	$184	$29	Vessel operating expenses - Statement of comprehensive income/ (loss)
Superintendent Fees	$39	-	Dry-docking costs - Statement of comprehensive income/ (loss)
Commission for sale of vessels	$1,216	-
Commission on charter hire agreements	$672	$275	Voyage expenses - Statement of comprehensive income/ (loss)
Total	$13,901	$4,998

Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Office Lease
2013	40
2014	40
2015	40
2016	40
2017	40
2018 and thereafter	280
Total	480

Schedule of Time Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2013	30,313
2014	30,201
2015	27,758
2016	27,834
2017	27,758
2018 and thereafter	25,658
Total	169,522

Note 7 - Prepayments and Other (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Current Assets [Table Text Block]
	December 31, 2011	December 31, 2012
Prepaid expenses	334	77
Other receivables	1,217	1,012
Total	1,551	1,089

Note 8 - Vessels, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
8.       Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	672,010	(76,274)	595,736
—Disposals	(213,239)	32,936	(180,303)
— Vessel held for sale	(10,414)	-	(10,414)
—Impairment	(152,250)	37,577	(114,673)
—Depreciation	0	(25,327)	(25,327)
Balance, December 31, 2011	296,107	(31,088)	265,019
—Reclassified from vessel held for sale	10,414	-	10,414
—Depreciation	-	(11,458)	(11,458)
—Impairment	(104,029)	42,546	(61,483)
— Vessel held for sale	(25,200)		(25,200)
Balance, December 31, 2012	177,292	0	177,292

During 2010, vessel oversupply and market disruptions decreased charter rates and vessel values. These are conditions that the Company considered to be indicators of potential impairment. The Company performed the undiscounted cash flow test as of December 31, 2010 and determined that the carrying amounts of its vessels held for use were recoverable.

In September 2010, the Company entered into an agreement to sell the vessel M/T Dauntless to an unrelated third party for a consideration of $20.1 million. The vessel was delivered to its new owners on November 5, 2010. A gain from the sale of $5,101 was recognized upon vessel's delivery.

In June 2011 the Company tested the M/V Evian for impairment and assigned a high probability to sell the M/V Evian upon the expiration of its charter. This assumption significantly reduced the probability weighted undiscounted expected cash flows, which were determined to be lower than the vessel's carrying value. Consequently the Company wrote the vessel down to fair value less costs to sell and recognized an impairment charge of $32,076. In December 2011 the Company classified the M/V Evian as held for sale (see note 21) and wrote the vessel down to fair value less costs to sell, resulting in an additional impairment charge of $13,034.

In July 2011, the Company entered into an agreement to sell the vessel M/V Astrale to an unrelated third party for a consideration of $23,000. The vessel was delivered to its new owners on July 26, 2011. The Company recorded an impairment charge of $40,023 to write down the carrying amount of the vessel to fair market value less costs to sell.

In July 2011, the Company entered into an agreement to sell the vessel M/V Amalfi to an unrelated third party for a consideration of $18,000. The vessel was delivered to its new owners on August 31, 2011. The Company recorded an impairment charge of $29,541 to write down the carrying amount of the vessel to fair market value less costs to sell.

In September 2011, the Company entered into an agreement to sell the vessel M/V Cyclades to an unrelated third party for a consideration of $20,510. The vessel was delivered to its new owners on November 1, 2011. A loss from the sale of $39,960 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

In November 2011, the Company entered into an agreement to sell the vessel M/T Ioannis P. to an unrelated third party for a consideration of $23,500. The vessel was delivered to its new owners on November 21, 2011. A gain from the sale of $2,642 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

In December 2011, the Company entered into an agreement to sell the vessel M/V Pepito to an unrelated third party for a consideration of $36,617. The vessel was delivered to its new owners on December 29, 2011. A loss from the sale of $25,225 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

During 2012, vessel oversupply decreased charter rates and further decreased vessel values. These are conditions that the Company considered to be indicators of potential impairment for its vessels. In December 2012, the Company tested the M/T Miss Marilena, M/T Lichtenstein, M/T UACC Shams, M/T Britto and M/T Hongbo for impairment and assigned a medium probability to sell them. This assumption together with the deteriorating charter rates significantly reduced the probability weighted undiscounted expected cash flows, which were determined to be lower than the vessels carrying values. Consequently, the Company wrote the vessels down to their fair values and recognized an impairment charge of $46,592 (see Note 17).

In December 2012 the Company reclassified the M/V Evian as held and used resulting from its assessment that the vessel would not be sold and that it would continue to earn revenue within the following year and measured the vessel at its fair value, resulting in a write-up of $2,086 (see Note 17).

In December 2012 the Company classified the M/T UACC Sila as held for sale and wrote the vessel down to fair value less costs to sell, resulting in an impairment charge of $16,978 (see Note 4).

Vessels [Member]
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	672,010	(76,274)	595,736
—Disposals	(213,239)	32,936	(180,303)
— Vessel held for sale	(10,414)	-	(10,414)
—Impairment	(152,250)	37,577	(114,673)
—Depreciation	0	(25,327)	(25,327)
Balance, December 31, 2011	296,107	(31,088)	265,019
—Reclassified from vessel held for sale	10,414	-	10,414
—Depreciation	-	(11,458)	(11,458)
—Impairment	(104,029)	42,546	(61,483)
— Vessel held for sale	(25,200)		(25,200)
Balance, December 31, 2012	177,292	0	177,292

Note 9 - Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
	December 31, 2011	December 31, 2012
Borrower / Vessel(s)

HSH
Warhol / Miss Marilena	32,932	29,456
Indiana / Tyrrhenian Wave	23,911	21,224
Britto / Britto	29,500	26,393
Jeke / Evian (ex Papillon)*		15,662
DVB
Banksy / Ionian Wave**	21,110	-
Hongbo / Hongbo	26,306	24,289
Hongbo / Bridge Loan	4,928	3,520
ALPHA
Lichtenstein / Lichtenstein	29,179	26,819
LAURASIA TRADING***
The Company	3,942	3,032
Debt Discount	(371)
LOANS FROM RELATED PARTIES
CENTRAL MARE INC
The Company	2,147	2,218
SHIPPING FINANCIAL SERVICES INC
The Company	396	414
Total	173,980	153,027
Less-current portion	(173,980)	(153,027)
Borrower / Vessel(s)	December 31,	December 31,
	2011	2012
Jeke / Evian (ex Papillon)*	19,769	-
Banksy / Ionian Wave**	-	19,592
Debt related to Vessel held for sale	19,769	19,592

Schedule of Principal Repayments [Table Text Block]
Year ending December 31, 2012	Amount
Principal payments	174,998
Excluding unamortized financing fees	(2,379)
172,619

Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Activity [Table Text Block]
Grant Date	Number of Shares	Issued to	Vesting Period (according to the way stock based compensation is expensed)
January 22, 2008	197,562	Officers and Employees	proportionately over a period of 4 years
July 1, 2008	50,000	CEO	on the grant date
September 2, 2008	37,500	Non-Executive Directors	proportionately over a period of 5 years
September 4, 2008	147,243	CEO	In the event of change of control
December 21, 2009	30,000	New Non-Executive Directors	proportionately over a period of 5 years
December 21, 2009	50,000	CEO	on the grant date
October 29, 2010	24,999	Officer	15 equal monthly installments (1st vesting on the grant date)
October 29, 2010	49,999	Officer	15 equal monthly installments (1st vesting on the grant date)
December 2, 2010	50,000	CEO	on the grant date
December 1, 2011	50,000	CEO	on the grant date

Schedule of Nonvested Share Activity [Table Text Block]
	Non-vested Shares	Weighted average grant date fair value
As of January 1, 2012	180,244	$47.95
Vested	(25,500)	$21.86
As of December 31, 2012	154,744	$52.25

Note 13 - Earnings (loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2010	2011	2012
Net (loss) income	$2,513	$(189,112)	$(63,984)
Less: Undistributed earnings allocated to non-vested shares	$(177)	$-	$-
Net (loss) income available to common shareholders	$2,336	$(189,112)	$(63,984)

Weighted average common shares outstanding, basic	3,075,278	6,304,679	16,989,585

Weighted average common shares outstanding, diluted	3,077,741	6,304,679	16,989,585

(Loss) income per common share, basic and diluted	$0.82	$(30.00)	$(3.77)

Note 14 - Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Voyage Expenses	Year Ended December 31,
	2010	2011	2012
Port charges	(59)	1,141	24
Bunkers	700	4,684	177
Commissions	1,827	1,918	822
Total	2,468	7,743	1,023
Vessel Operating Expenses	Year Ended December 31,
	2010	2011	2012
Crew wages and related costs	6,624	5,415	361
Insurance	2,087	1,165	83
Repairs and maintenance	1,219	1,356	179
Spares and consumable stores	2,862	2,369	184
Taxes (Note 16)	61	63	7
Total	12,853	10,368	814

Note 15 - Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Interest and Finance Costs [Table Text Block]
Interest and Finance Costs	Year Ended December 31,
	2010	2011	2012
Interest on debt (Note 9)	11,241	10,068	7,240
Bank charges	124	16	297
Amortization and write-off of financing fees	1,947	2,234	1,437
Amortization of debt discount	1,464	3,965	371
Total	14,776	16,283	9,345

Note 17 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
Counterparty	SWAP Number (Nr)	Notional Amount	Period (years)	Effective Date	Interest Rate Payable	Fair Value - Liability

		December 31, 2012				December 31, 2011**	December 31, 2012
EGNATIA	1	$10,000	7	July 3, 2006	4.76%	$(684)	$(222)
HSH NORDBANK	2	$7,332	5	March 27, 2008	4.60%	$(375)	$(73)
EMPORIKI	3	$20,000	7	March 30, 2008	10.85%	$(3,863)	$(2,785)
HSH NORDBANK	4	$10,599	7	July 15, 2008	5.55%	$(1,951)	$(1,591)
HSH NORDBANK	5	$11,346	4	June 28, 2010	4.73%	$(1,502)	$(1,140)
		$59,277				$(8,375)	$(5,811)

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Items Measured at Fair Value on a Nonrecurring Basis
		Fair Value Measurements
Non – Recurring Measurements:	December 31, 2011	Quoted prices in active markets for identical assets Level 1	Significant other observable inputs Level 2	Unobservable Inputs Level 3	Gains/ (Losses)
Long-lived assets held for sale	$10,414		$10,414		$(45,110)
Items Measured at Fair Value on a Nonrecurring Basis
		Fair Value Measurements
Non – Recurring Measurements:	December 31, 2012	Quoted prices in active markets for identical assets Level 1	Significant other observable inputs Level 2	Unobservable Inputs Level 3	Gains/ (Losses)
Long-lived assets held for sale	$25,200		$25,200			$(16,978)
Long-lived assets held and used	$164,792		$164,792		$	(46,592)
Long-lived assets previously held for sale and currently held and used	$12,500		$12,500			$2,086

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of December 31, 2011		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$8, 467	-	$8,467	-
As of December 31, 2012		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$5,812	-	$5,812	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Liability Derivatives
	December 31, 2011		December 31, 2012
Derivatives not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Current portion of financial instruments	$8,467	Current liabilities – Current portion of financial instruments	$5,811
Total Derivatives not designated as hedging instruments		$8,467		$5,811

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
		Amount of (Loss) or Gain Recognized in Statement of Comprehensive Income/ (Loss)

Derivative Instruments not designated as hedging instruments	Location of (Loss) or Gain recognized in Income on Derivative	December 31, 2010	December 31, 2011	December 31, 2012
Interest rate swaps	(Loss) / gain on financial instruments	$(865)	$(2,835)	$(2,656)

Total (Loss) / Gain on Derivatives		$(865)	$(2,835)	$(2,656)

Note 20 - Other Non Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
Year ending December 31,	Tranche A of the Termination Fee	Tranche B of the Termination Fee
2013	600
2014	800
2015	800
2016	800
2017	1,500	806
	4,500	806

Note 1 - Basis of Presentation and General Information (Detail) (USD $)	1 Months Ended				1 Months Ended					12 Months Ended					12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Titan Owning Company Ltd. [Member]	Jan. 31, 2013 Central Mare [Member]	Dec. 31, 2012 Central Mare [Member]	Dec. 31, 2011 Central Mare [Member]	Dec. 31, 2012 International Ship [Member]	Dec. 31, 2011 International Ship [Member]	Dec. 31, 2012 Charterers [Member]	Dec. 31, 2011 Charterers [Member]	Dec. 31, 2010 Charterers [Member]	Dec. 31, 2012 Sub-Managers [Member]	Dec. 31, 2011 Sub-Managers [Member]	Dec. 31, 2012 Sales Revenue, Services, Net [Member]
Number of Charterers										3	5	3
Entity-Wide Revenue, Major Customer, Percentage															10.00%
Management Fees Per Vessel Per Day	$ 250				$ 250
Accounts Payable, Other, Current													0	447,000
Due to Related Parties, Current		$ 2,150,000	$ 1,563,000	$ 0.05		$ 2,150,000	$ 1,553,000	$ 0	$ 8,000

Note 1 - Basis of Presentation and General Information (Detail) - Summary of Revenue Percentage by Major Charterer	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Charterer A [Member]
Charterer		11.00%
Charterer B [Member]
Charterer			19.00%
Charterer C [Member]
Charterer	51.00%	20.00%	17.00%
Charterer D [Member]
Charterer		12.00%	16.00%
Charterer E [Member]
Charterer		12.00%
Charterer F [Member]
Charterer		13.00%
Charterer G [Member]
Charterer	21.00%
Charterer H [Member]
Charterer	17.00%

Note 1 - Basis of Presentation and General Information (Detail) - Management Fees Paid to Related Parties and Management Fees Paid to Third Parties (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Management Fees –Related Parties
Management fees - related parties	$ 2,345,000	$ 5,730,000	$ 3,131,000
Management Fees –Third Parties
Management fees - third parties		439,000	159,000
Central Mare [Member]
Management Fees –Related Parties
Management fees - related parties	2,345,000	5,575,000	1,666,000
Titan Owning Company Ltd. [Member]
Management Fees –Related Parties
Management fees - related parties			138,000
International Ship [Member]
Management Fees –Related Parties
Management fees - related parties		155,000
Total [Member]
Management Fees –Related Parties
Management fees - related parties	2,345,000	5,730,000	1,804,000
ST Shipping and Transport Pte. Limited [Member]
Management Fees –Third Parties
Management fees - third parties		10,000	9,000
Titan Owning Company Ltd. [Member]
Management Fees –Third Parties
Management fees - third parties		384,000
Heidmar Inc [Member]
Management Fees –Third Parties
Management fees - third parties		45,000
Interorient [Member]
Management Fees –Third Parties
Management fees - third parties			11,000
V. Ships Management Limited [Member]
Management Fees –Third Parties
Management fees - third parties			99,000
Total [Member]
Management Fees –Third Parties
Management fees - third parties		$ 439,000	$ 119,000

Note 2 - Significant Accounting Policies (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Transaction Loss, before Tax (in Dollars)	$ 48	$ 154
Provision for Doubtful Accounts (in Dollars)	256		160
Depreciation (in Dollars)	11,458	25,327	32,376
Other Employee Related Liabilities, Current (in Dollars)	11	64
Number of Reportable Segments	1		2
Vessels [Member]
Property, Plant and Equipment, Useful Life	25 years
Trade Accounts Receivable [Member]
Provision for Doubtful Accounts (in Dollars)	576	1,187
Chief Executive Officer [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	147,244
Property Subject to Operating Lease [Member] | Accelerated Depreciation [Member]
Depreciation (in Dollars)	$ 621	$ 931	$ 565
Minimum [Member]
Commission Paid as a Percentage of Daily Charter Hire Rate	1.25%
Related Parties Beneficial Ownership Percentage	10.00%
Maximum [Member]
Commission Paid as a Percentage of Daily Charter Hire Rate	7.50%

Note 2 - Significant Accounting Policies (Detail) - Provision for Doubtful Accounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance,	$ 1,187	$ 1,389
Additions	20
Reversals / write-offs	(631)	(202)
Balance,	$ 576	$ 1,187

Note 2 - Significant Accounting Policies (Detail) - Other Fixed Assets, Useful Life	12 Months Ended
Dec. 31, 2012
Automobiles [Member]
Useful lives	6 years
Office Equipment [Member]
Useful lives	5 years
Furniture and Fixtures [Member]
Useful lives	5 years
Computer Equipment [Member]
Useful lives	3 years

Note 3 - Going Concern (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt, Current	$ 153,027	$ 173,980
Derivative Liabilities, Current	5,811	8,467
Long Term Debt Current [Member]
Debt, Current	172,619
Financial Instruments [Member]
Derivative Liabilities, Current	$ 5,811

Note 4 - Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 27, 2013 M/T UACC Sila [Member]
Asset Impairment Charges	$ 16,978
Proceeds from Sale of Productive Assets		$ 118,220	$ 19,473	$ 26,000

Note 5 - Transactions with Related Parties (Detail)	1 Months Ended	4 Months Ended		12 Months Ended							1 Months Ended		8 Months Ended	12 Months Ended									12 Months Ended																1 Months Ended	8 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended						9 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended				0 Months Ended			12 Months Ended
	Jan. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Pyramis Techical Co. S.A. [Member] Contracted Costs [Member] USD ($)	Dec. 31, 2012 Pyramis Techical Co. S.A. [Member] Contracted Costs [Member] EUR (€)	Dec. 31, 2011 Pyramis Techical Co. S.A. [Member] Contracted Costs [Member] EUR (€)	Dec. 31, 2011 Pyramis Techical Co. S.A. [Member] Renovation Works [Member] USD ($)	Jan. 31, 2012 Central Mare [Member] Adjusted Upward Per Annum [Member]	Sep. 30, 2010 Central Mare [Member] Successive One Year Terms [Member]	Aug. 31, 2012 Central Mare [Member] Successive One Year Terms [Member]	Dec. 31, 2010 Central Mare [Member] Time Charter Contracts [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Time Charter Contracts [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Bareboat Charter [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Bareboat Charter [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Compliance Fees Section 404 [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Compliance Fees Section 404 [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Superintendent Visits Per Vessel [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Charter Commission [Member] USD ($)	Dec. 31, 2012 Central Mare [Member] Charter Commission [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Existing Revenues [Member]	Dec. 31, 2010 Central Mare [Member] New Revenues [Member]	Dec. 31, 2010 Central Mare [Member] Quarterly Fee For Proper Books and Records [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Quarterly Fee For Proper Books and Records [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Quarterly Fee for Financial Reporting Requirements [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Quarterly Fee for Financial Reporting Requirements [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Derivative Agreements and Loan Financing [Member]	Dec. 31, 2010 Central Mare [Member] Newbuilding Supervision Fee [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Newbuilding Supervision Fee [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Information Related Services [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Information Related Services [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Freight Collection Services [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Freight Collection Services [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Insurance Services [Member]	Dec. 31, 2010 Central Mare [Member] Claims Handling Per Person Per Day [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Claims Handling Per Person Per Day [Member] EUR (€)	Jan. 31, 2012 Central Mare [Member] Reduced Management Fee [Member]	Aug. 31, 2011 Central Mare [Member] Successive One Year Terms [Member]	Dec. 31, 2012 Central Mare [Member] Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2012 Central Mare [Member] Vessel Purchase [Member] USD ($)	Jan. 31, 2013 Central Mare [Member] USD ($)	Sep. 30, 2010 Central Mare [Member]	Dec. 31, 2012 Central Mare [Member] USD ($)	Dec. 31, 2011 Central Mare [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] USD ($)	Aug. 24, 2011 Sovereign Holdings Inc. [Member] Monthly Multiples [Member] Sovereign Equity Line Transaction [Member] USD ($)	Aug. 24, 2011 Sovereign Holdings Inc. [Member] Sovereign Equity Line Transaction [Member] USD ($)	Sep. 19, 2011 Sovereign Holdings Inc. [Member] USD ($)	Sep. 30, 2011 Sovereign Holdings Inc. [Member] USD ($)	Aug. 24, 2011 Sovereign Holdings Inc. [Member]	Oct. 19, 2011 Sovereign Holdings Inc. [Member] USD ($)	Sep. 21, 2012 Central Shipping Monaco SAM [Member] Utilities [Member] USD ($)	Sep. 21, 2012 Central Shipping Monaco SAM [Member] Utilities [Member] EUR (€)	Sep. 21, 2011 Central Shipping Monaco SAM [Member]	Sep. 21, 2012 Central Shipping Monaco SAM [Member] USD ($)	Sep. 21, 2012 Central Shipping Monaco SAM [Member] EUR (€)	Jul. 21, 2011 Central Mare Inc Credit Facility [Member]	Jul. 21, 2012 Central Mare Inc Credit Facility [Member]	Jul. 16, 2011 Central Mare Inc Credit Facility [Member] USD ($)	Jul. 16, 2011 Central Mare Inc Credit Facility [Member] EUR (€)	Jul. 08, 2012 Shipping Financial Services Inc Credit Facility [Member]	Dec. 31, 2012 Shipping Financial Services Inc Credit Facility [Member] USD ($)	Dec. 31, 2012 Shipping Financial Services Inc Credit Facility [Member] EUR (€)	Dec. 31, 2012 Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2011 Executive Officers and Other Personnel Expenses [Member] USD ($)
Related Party Transaction, Amounts of Transaction (in Euro)				$ 13,901,000	$ 4,998,000		$ 4,937,000	€ 3,741,000	€ 3,741,000	$ 4,840,000																																																								$ 5,405,000	$ 2,349,000
Related Party Transaction, Amounts of Transaction				13,901,000	4,998,000		4,937,000	3,741,000	3,741,000	4,840,000																																																								5,405,000	2,349,000
(in Euro)				2,345,000	5,730,000	3,131,000								910	689.6	350	265.2	140	106.1	530.5	700																								2,345,000	5,575,000	1,666,000
				2,345,000	5,730,000	3,131,000								910	689.6	350	265.2	140	106.1	530.5	700																								2,345,000	5,575,000	1,666,000
Related Party Chartering Commission Percentage																					0.75%		1.25%
Related Party Sale Or Purchase Commission Percentage																								1.00%
Accounting Fees Related Parties (in Euro)																									131,970	100,000
Accounting Fees Related Parties																									131,970	100,000
Reporting Fee Related Parties (in Euro)																											32,993	25,000
Reporting Fee Related Parties																											32,993	25,000
Relate Party Financing Commission Percentage																													0.20%
New building Supervision Fee Related Parties (in Euro)																														560,028	424,360
New building Supervision Fee Related Parties																														560,028	424,360
Information System Fee Related Parties (in Euro)																																14,001	10,609
Information System Fee Related Parties																																14,001	10,609
Commercial Management Fee Related Parties (in Euro)																																		126	95.5
Commercial Management Fee Related Parties																																		126	95.5
Related Party Financing Insurance Percentage																																				5.00%
Claims Management Fee Related Parties (in Euro)																																					211	159.7
Claims Management Fee Related Parties																																					211	159.7
Related Party Transaction Term												1 year	1 year																											1 year				1 year			5 years
Related Party Annual Fees Increase Percentage											3.00%
Fixed Management Fees Decrease Percentage																																							35.00%
Management Fees Per Vessel Per Day	250																																										250
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																																												50,000
Due to Related Parties, Current		2,150,000	1,563,000	2,150,000	1,563,000																	1,013,000																			797,000	340,000			2,150,000	1,553,000
Stock Issued During Period, Value, Other																																																500,000	10,000,000	5,000,000	2,000,000
Share Price (in Dollars per share)																																																	$ 0.45		$ 0.7793		$ 0.45
Share Price as a Percentage of Weighted Average Price Of Common Stock																																																	35.00%
Related Party Lock-Up Agreement Term																																																				12 months
Lease Agreement Term																																																								1 year
Operating Leases, Rent Expense (in Euro)		127,000	531,000			1,653,000																																																			7,000	5,000
Operating Leases, Rent Expense		127,000	531,000			1,653,000																																																			7,000	5,000
Operating Lease Inflation Increase Percentage				1.00%																																																					3.00%	3.00%
Other General Expense (in Euro)																																																						5,000	4,000
Other General Expense																																																						5,000	4,000
Long-term Debt, Gross (in Euro)		3,250,000	4,000,000	3,250,000	4,000,000																																																								2,372,000	1,800,000		461,000	350,000
Long-term Debt, Gross		$ 3,250,000	$ 4,000,000	$ 3,250,000	$ 4,000,000																																																								$ 2,372,000	€ 1,800,000		$ 461,000	€ 350,000
Line of Credit Facility Term																																																											12 months				12 months
Line of Credit Facility, Interest Rate at Period End																																																												8.00%
Debt Instrument, Interest Rate, Stated Percentage																																																															8.00%

Note 5 - Transactions with Related Parties (Detail) - The Fees Charged by Central Mare (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fees charged by Central Mare	$ 13,901	$ 4,998
Management Fee [Member]
Fees charged by Central Mare	5,575	2,345
Executive Officers and Other Personnel Expenses [Member]
Fees charged by Central Mare	5,405	2,349
Vessel Operating Expenses [Member]
Fees charged by Central Mare	184	29
Dry Docking Expenses [Member]
Fees charged by Central Mare	39
Commissions on Sale of Vessels [Member]
Fees charged by Central Mare	1,216
Commissions on Charter Hire Agreements [Member]
Fees charged by Central Mare	$ 672	$ 275

Note 6 - Leases (Detail)	0 Months Ended	1 Months Ended	4 Months Ended				12 Months Ended					3 Months Ended			15 Months Ended	4 Months Ended		8 Months Ended		12 Months Ended							4 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	9 Months Ended
	Oct. 15, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Bareboat Charter [Member]	Dec. 31, 2012 M/T Delos [Member] USD ($)	Dec. 31, 2011 M/T Delos [Member] USD ($)	Dec. 31, 2010 M/T Delos [Member] USD ($)	Dec. 31, 2011 M/T Delos [Member] USD ($)	Dec. 31, 2010 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2010 London Space [Member] Top Tankers U.K. Limited [Member] GBP (£)	Dec. 31, 2007 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2007 London Space [Member] Top Tankers U.K. Limited [Member] GBP (£)	Dec. 31, 2012 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2011 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2010 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2012 London Space [Member] USD ($)	Dec. 31, 2011 London Space [Member] USD ($)	Dec. 31, 2011 London Space [Member] GBP (£)	Dec. 31, 2010 London Space [Member] USD ($)	Dec. 31, 2011 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2011 Monaco [Member] Central Shipping Monaco [Member] EUR (€)	Dec. 31, 2012 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2011 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2010 Charter Hire Rate [Member] Reduced Hire Rate [Member] USD ($)	Jan. 26, 2011 Charter Hire Rate [Member] USD ($)	Dec. 31, 2010 Charter Hire Rate [Member] USD ($)	Dec. 31, 2011 Minimum [Member]
Lump Sum Payment														$ 480,000
Charter Period														5 years
Operating Leases, Rent Expense			127,000	531,000						1,653,000		0		480,000	2,380,000	19,000	12,000		20,000	14,000	19,000	27,000
Lease Termination Expenses	5,750,000												5,750,000
Early Termination Fee Balance			5,306,000				5,306,000
Operating Leases, Rent Expense, Minimum Rentals (in Euro)		55,000		10,000	8,000	41,000		2,500																42,000	26,000		7,000	5,000
Operating Leases, Rent Expense, Minimum Rentals		55,000		10,000	8,000	41,000		2,500																42,000	26,000		7,000	5,000
Monthly Operating Lease Payment							3,300
Operating Lease Inflation Increase Percentage							1.00%	1.00%
Operating Lease Payment																		32,000
Other General and Administrative Expense																							247,000	498,000		487,000			87,000	23,000
Number of Charterers											7
Charter Rate Per Day									$ 9,000																						$ 10,000	$ 9,092	$ 14,300
Charter Option Term										1 year																								7 years
Number of Successive Options										3

Note 6 - Leases (Detail) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2013						$ 40
2014					40
2015				40
2016			40
2017		40
2018 and thereafter	280
Total	$ 480

Note 6 - Leases (Detail) - Future Minimum Time-charter Receipts, based on Vessels Committed to Non-cancellable Time and Bareboat Charter Contracts (USD $) In Thousands, unless otherwise specified	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total	$ 280
Time Charter Receipts [Member]
2013						30,313
2014					30,201
2015				27,758
2016			27,834
2017		27,758
2018 and thereafter	25,658
Total	$ 169,522

Note 7 - Prepayments and Other (Detail) - Prepayments and Other (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses	$ 77	$ 334
Other receivables	1,012	1,217
Total	$ 1,089	$ 1,551

Note 8 - Vessels, net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended					12 Months Ended
	Dec. 31, 2012	Nov. 05, 2010 M/T Dauntless [Member]	Sep. 30, 2010 M/T Dauntless [Member]	Dec. 31, 2011 M/V Evian [Member]	Jun. 30, 2011 M/V Evian [Member]	Dec. 31, 2012 M/V Evian [Member]	Jul. 31, 2011 M/V Astrale [Member]	Jul. 31, 2011 M/V Amalfi [Member]	Sep. 30, 2011 M/V Cyclades [Member]	Nov. 30, 2011 M/T Loannis P. [Member]	Dec. 31, 2011 M/V Pepito [Member]	Dec. 31, 2012 M/T UACC Sila [Member]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds			$ 20,100				$ 23,000	$ 18,000	$ 20,510	$ 23,500	$ 36,617
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Net of Tax		5,101							(39,960)	2,642	(25,225)
Impairment of Long-Lived Assets Held-for-use	46,592			13,034	32,076		40,023	29,541				16,978
Revaluation Gain (in Dollars)	$ 2,086					$ 2,086

Note 8 - Vessels, net (Detail) - Summary of vessels: (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Book Value	$ 179,143	$ 268,180
Balance [Member]
Vessel Cost	177,292	296,107	672,010
Accumulated Depreciation	0	(31,088)	(76,274)
Net Book Value	177,292	265,019	595,736
Disposals [Member]
Vessel Cost		(213,239)
Accumulated Depreciation		32,936
Net Book Value		(180,303)
Vessel Held For Sale [Member]
Vessel Cost	(25,200)	(10,414)
Net Book Value	(25,200)	(10,414)
Impairment [Member]
Vessel Cost	(104,029)	(152,250)
Accumulated Depreciation	42,546	37,577
Net Book Value	(61,483)	(114,673)
Depreciation [Member]
Vessel Cost		0
Accumulated Depreciation	(11,458)	(25,327)
Net Book Value	(11,458)	(25,327)
Vessel Held and Used [Member]
Vessel Cost	10,414
Net Book Value	$ 10,414

Note 9 - Debt (Detail)	12 Months Ended					0 Months Ended		12 Months Ended						12 Months Ended										12 Months Ended	1 Months Ended	12 Months Ended								12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended								12 Months Ended								1 Months Ended			1 Months Ended				12 Months Ended		12 Months Ended							0 Months Ended	1 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2010 Cash On Hand [Member] Tranche B [Member] USD ($)	Feb. 15, 2011 Bridge Loan [Member] USD ($)	Aug. 17, 2011 Bridge Loan [Member] USD ($)	Dec. 31, 2012 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] USD ($)	Dec. 31, 2011 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] USD ($)	Dec. 31, 2012 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] EUR (€)	Dec. 31, 2011 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] EUR (€)	Jul. 31, 2011 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] USD ($)	Jul. 31, 2011 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] EUR (€)	Dec. 31, 2012 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] USD ($)	Dec. 31, 2011 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] USD ($)	Dec. 31, 2012 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] EUR (€)	Jul. 16, 2011 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] USD ($)	Jul. 16, 2011 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] EUR (€)	Dec. 31, 2012 Jeke [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 M/V Evian [Member] Minimum [Member] HSH Facility [Member] USD ($)	Nov. 30, 2011 M/V Evian [Member] Minimum [Member] HSH Facility [Member]	Nov. 30, 2011 M/V Evian [Member] Maximum [Member] HSH Facility [Member]	Dec. 31, 2012 M/V Evian [Member] Per Group Vessel [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 M/V Evian [Member] In Excess Of [Member] HSH Facility [Member]	Aug. 31, 2012 M/V Evian [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 M/V Evian [Member] HSH Facility [Member]	Nov. 30, 2011 M/V Evian [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Warhol [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Indiana [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Britto [Member] Minimum [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Britto [Member] Per Group Vessel [Member] HSH Facility [Member] USD ($)	Oct. 31, 2012 Britto [Member] Up To October 2012 [Member] HSH Facility [Member]	Oct. 31, 2012 Britto [Member] Until Maturity [Member] HSH Facility [Member]	Dec. 31, 2012 Britto [Member] Greater Than [Member HSH Facility [Member]	Sep. 30, 2012 Britto [Member] HSH Facility [Member] USD ($)	Aug. 31, 2012 Britto [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Britto [Member] HSH Facility [Member] USD ($)	Oct. 31, 2012 Britto [Member] HSH Facility [Member] USD ($)	Mar. 31, 2012 Britto [Member] HSH Facility [Member]	Feb. 28, 2013 Lichtenstein [Member] Minimum [Member] ALPHA [Member] USD ($)	Feb. 28, 2013 Lichtenstein [Member] Maximum [Member] ALPHA [Member] USD ($)	Dec. 31, 2011 Lichtenstein [Member] Greater Than [Member ALPHA [Member] USD ($)	Feb. 28, 2013 Lichtenstein [Member] ALPHA [Member]	Dec. 31, 2012 Lichtenstein [Member] ALPHA [Member] USD ($)	Dec. 31, 2010 Minimum [Member] Tranche B [Member] USD ($)	Aug. 17, 2011 Maximum [Member] Laurasia Trading Ltd Credit Facility [Member]	Feb. 15, 2011 Maximum [Member] Laurasia Trading Ltd Credit Facility [Member]	Dec. 31, 2010 Greater Than [Member Tranche B [Member] USD ($)	Dec. 31, 2010 First Five Years [Member] Tranche B [Member] DVB Facility [Member]	Dec. 31, 2010 Thereafter [Member] Tranche B [Member] DVB Facility [Member]	Dec. 31, 2010 Thereafter [Member] Tranche B [Member] USD ($)	Dec. 31, 2012 Tranche A-Banksy [Member] DVB Facility [Member] USD ($)	Dec. 31, 2012 Tranche A-Hongbo [Member] DVB Facility [Member] USD ($)	Dec. 31, 2012 Tranche B [Member] DVB Facility [Member]	Dec. 31, 2010 Tranche B [Member] DVB Facility [Member] USD ($)	Jul. 31, 2009 Tranche B [Member] DVB [Member] USD ($)	Dec. 31, 2012 Tranche B [Member] DVB [Member]	Dec. 31, 2010 Tranche B [Member] DVB [Member]	Dec. 31, 2010 Tranche B [Member] Top Up Loan [Member] USD ($)	Jun. 30, 2010 Tranche B [Member] Top Up Loan [Member] USD ($)	Mar. 31, 2010 Tranche B [Member] Top Up Loan [Member] USD ($)	Jul. 31, 2009 Tranche B [Member] Top Up Loan [Member] USD ($)	Dec. 31, 2009 Tranche B [Member] Top Up Loan [Member] USD ($)	Dec. 31, 2012 Tranche B [Member] Top Up Loan [Member] USD ($)	Dec. 31, 2010 Tranche B [Member]	Dec. 31, 2012 HSH Facility [Member] USD ($)	Dec. 31, 2011 HSH Facility [Member] USD ($)	Dec. 31, 2012 DVB Facility [Member] USD ($)	Dec. 31, 2011 DVB Facility [Member] USD ($)	Dec. 31, 2012 ALPHA [Member] USD ($)	Dec. 31, 2011 ALPHA [Member] USD ($)	Aug. 15, 2012 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Aug. 17, 2011 Laurasia Trading Ltd Credit Facility [Member]	Dec. 31, 2010 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Jan. 20, 2012 Laurasia Trading Ltd Credit Facility [Member]	Aug. 06, 2011 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Feb. 15, 2011 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Aug. 17, 2010 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Aug. 06, 2010 Laurasia Trading Ltd Credit Facility [Member] USD ($)	Dec. 31, 2012 Santa Lucia Holdings Ltd Credit Facility [Member] USD ($)	Dec. 31, 2012 Santa Lucia Holdings Ltd Credit Facility [Member] USD ($)	Dec. 31, 2011 Central Mare Inc Credit Facility [Member] USD ($)	Dec. 31, 2011 Central Mare Inc Credit Facility [Member] EUR (€)
Long-term Debt, Gross	$ 3,250,000	$ 4,000,000						$ 462,000	$ 453,000			$ 462,000		$ 2,375,000			$ 2,375,000		$ 15,768,000									$ 29,712,000	$ 21,527,000								$ 26,658,000							$ 27,000,000								$ 20,000,000	$ 24,727,000											$ 3,520,000		$ 93,664,000	$ 107,277,000	$ 48,247,000	$ 53,364,000	$ 27,000,000	$ 29,400,000											$ 2,329,000
Unamortized Debt Issuance Expense	(2,379,000)																		106,000									256,000	303,000								265,000							181,000								408,000	438,000													929,000	1,164,000	846,000	1,020,000	181,000	221,000
Number of Credit Facilities																										2																																									2	1	1	1	1
Debt Instrument, Basis Spread on Variable Rate																			3.13%									3.75%	3.75%								3.75%						3.00%	3.00%								1.75%	1.55%				1.75%
Debt Instrument, Interest Rate at Period End																			3.44%									4.06%	4.06%								4.06%															2.31%	2.11%	2.31%
Debt Instrument Prepayment	4,975,000	124,000,000		23,950,000																					2,225,000										750,000	1,500,000																								587,000	550,000		1,313,000
Additional Security Percentage of Outstanding Loan																					130.00%	135.00%										120.00%	125.00%									130.00%
Market Value Adjusted Net Worth																											250,000,000															250,000,000
Percentage of Total Asstes																										35.00%								35.00%
Percentage of Fixed Charges																										120.00%								120.00%
Minimum Liquid Funds																				25,000,000			500,000							25,000,000	500,000
Dividend Payout as a Percentage of Net Income																								70.00%													70.00%
Number of Credit Facilities																										2																																									2	1	1	1	1
Credit Facility Default Rate																										2.00%											2.00%		2.00%
Adjusted Net Worth																																						250,000,000
Number of Credit Facilities																										2																																									2	1	1	1	1
Number of Credit Facilities																										2																																									2	1	1	1	1
Line of Credit Facility, Maximum Borrowing Capacity																		1,800,000																																						80,000,000
Debt Instrument, Increase, Additional Borrowings																																																														12,512,000
Cash Sweep Mechanism Percentage																																																								100.00%
Number of Vessels Financed																																																										2
Repayments of Debt	5,664,000																																							600,000	750,000																		7,710,000													750,000
Cash																																										25,000,000			25,000,000														3,710,000
Proceeds from (Repayments of) Debt																																																											4,000,000
Number of Unsecured Bridge Loan Financing Facilities																																																											2
Shares, Issued (in Shares)																																																								1,251,240
Minimum Required Vessel Security Percentage																																																115.00%		125.00%
Additional Security Term																																																	5 years
Net Asset Value																																																			225,000,000
Book Equity																																										100,000,000						180,000,000
Minimum Cash Per Vessel					250,000																																																		500,000
EBITDAR/Interest Expense Ratio																																																																	1.50:1.00
Line of Credit Facility, Interest Rate at Period End																																												3.25%
Bridge Loan																																																																															2,000,000
Repayment of Liability Denominator																																																																													4	4
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																																																																									500,000
Number of Outstanding Shares Percentage																																														15.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																																																												$ 4
Debt Instrument, Unamortized Discount		(371,000)	[1]				2,000,000																																																																									0	0
Interest And Non-Cash Amortization of Debt Discount																																																																										833,000						667,000
Non-Cash Amortization Of Debt Discount																																																																										787,000							371,000
Interest Expense, Other																																																																										46,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%																																																																		6.00%	8.00%		8.00%					8.00%	8.00%
Debt Instrument, Unamortized Balance																																																																										1,213,000
Short-term Debt, Maximum Amount Outstanding During Period						2,000,000
Percentage of Outstanding Shares																																															15.00%
Credit Facility Extended Term																																																																								1 year
Interest Expense, Debt	7,240,000	10,068,000		11,241,000				36,095	17,468					185,634	5,615																																																																		296,000
Line of Credit Facility, Amount Outstanding (in Euro)										350,000	350,000		350,000			1,800,000																																																																			1,800,000
Increase (Decrease) in Deferred Charges	1,128,000	971,000
Debt, Weighted Average Interest Rate	3.55%	4.01%
Restricted Net Assets	$ 15,806,000	$ 44,438,000

[1]	The Laurasia Trading facility was presented under Convertible Loans as of December 31, 2010 and 2011 but the conversion feature was cancelled on August 15, 2012

Note 9 - Debt (Detail) - Debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
HSH
Borrower / Vessels	$ 153,027		$ 173,980
Less-current portion	(153,027)		(173,980)
Debt related to Vessel held for sale	19,592		19,769
Debt Discount			(371)	[1]
Warhol / Miss Marilena [Member] | HSH Facility [Member]
HSH
Borrower / Vessels	29,456		32,932
Indiana / Tyrrhenian Wave [Member] | HSH Facility [Member]
HSH
Borrower / Vessels	21,224		23,911
Britto / Britto [Member] | HSH Facility [Member]
HSH
Borrower / Vessels	26,393		29,500
Jeke / Evian (ex Papillon) [Member] | HSH Facility [Member]
HSH
Borrower / Vessels	15,662	[2]
Jeke / Evian (ex Papillon) [Member]
HSH
Debt related to Vessel held for sale		[2]	19,769	[2]
Banksy / Ionian Wave [Member] | DVB [Member]
HSH
Borrower / Vessels		[3]	21,110	[3]
Banksy / Ionian Wave [Member]
HSH
Debt related to Vessel held for sale	19,592	[3]		[3]
Hongbo / Hongbo [Member] | DVB [Member]
HSH
Borrower / Vessels	24,289		26,306
Hongbo / Bridge Loan [Member] | DVB [Member]
HSH
Borrower / Vessels	3,520		4,928
Lichtenstein / Lichtenstein [Member] | ALPHA [Member]
HSH
Borrower / Vessels	26,819		29,179
The Company [Member] | Laurasia Trading Ltd Credit Facility [Member]
HSH
Borrower / Vessels	3,032	[1]	3,942	[1]
The Company [Member] | Central Mare Inc Credit Facility [Member]
HSH
Borrower / Vessels	2,218		2,147
The Company [Member] | Shipping Financial Services Inc [Member]
HSH
Borrower / Vessels	$ 414		$ 396

[1]	The Laurasia Trading facility was presented under Convertible Loans as of December 31, 2010 and 2011 but the conversion feature was cancelled on August 15, 2012
[2]	M/V Evian as of December 31, 2011 was classified as held for sale, while as of December 31, 2012 it is classified as held for use.
[3]	M/T UACC Sila as of December 31, 2012 was classified as held for sale.

Note 9 - Debt (Detail) - Summary of Principal Repayments (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Principal payments	$ 174,998
Excluding unamortized financing fees	(2,379)
$ 172,619

Note 10 - Commitments and Contingencies (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Loss Contingency, Estimate of Possible Loss	$ 1

Note 11 - Common Stock and Additional Paid-In Capital (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 24, 2011 SEDA [Member] YA Global Master SPV Ltd. [Member]	Dec. 31, 2009 SEDA [Member] YA Global Master SPV Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in Shares)					223,000
Common Stock, Value, Issued	$ 171		$ 172		$ 22
Adjustments to Additional Paid in Capital, Other					2,520
Proceeds from Issuance of Common Stock	$ 6,833	$ (27)			$ 2,936
Stockholders' Equity, Reverse Stock Split				1-for-10 reverse stock split
Share Price (in Dollars per share)				$ 0.01

Note 12 - Stock Incentive Plan (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated Share-based Compensation Expense	$ 378	$ 1,412	$ 2,024
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 52.25	$ 47.95	$ 38.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 51	$ 458

Note 12 - Stock Incentive Plan (Detail) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 onwards	12 Months Ended
Dec. 31, 2012
Grant 1 [Member]
Number of shares	197,562
Issued to	Officers and Employees
Vested period	proportionately over a period of 4 years
Grant 2 [Member]
Number of shares	50,000
Issued to	CEO
Vested period	on the grant date
Grant 3 [Member]
Number of shares	37,500
Issued to	Non-Executive Directors
Vested period	proportionately over a period of 5 years
Grant 4 [Member]
Number of shares	147,243
Issued to	CEO
Vested period	In the event of change of control
Grant 5 [Member]
Number of shares	30,000
Issued to	New Non-Executive Directors
Vested period	proportionately over a period of 5 years
Grant 6 [Member]
Number of shares	50,000
Issued to	CEO
Vested period	on the grant date
Grant 7 [Member]
Number of shares	24,999
Issued to	Officer
Vested period	15 equal monthly installments (1st vesting on the grant date)
Grant 8 [Member]
Number of shares	49,999
Issued to	Officer
Vested period	15 equal monthly installments (1st vesting on the grant date)
Grant 9 [Member]
Number of shares	50,000
Issued to	CEO
Vested period	on the grant date
Grant 10 [Member]
Number of shares	50,000
Issued to	CEO
Vested period	on the grant date

Note 12 - Stock Incentive Plan (Detail) - Summary of the Status of Non-vested Shares (USD $)	12 Months Ended
Dec. 31, 2012
Balance	180,244
Weighted average grant date fair value (in Dollars per share)	$ 47.95
Vested	(25,500)
Vested (in Dollars per share)	$ 21.86
Balance	154,744
Weighted average grant date fair value (in Dollars per share)	$ 52.25

Note 13 - Earnings (loss) Per Common Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Excluded Shares [Member] | Chief Executive Officer [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	147,244
Excluded Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	154,744	180,244	261,511
Chief Executive Officer [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	147,244

Note 13 - Earnings (loss) Per Common Share (Detail) - Calculation of Basic and Diluted Earnings Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (63,984)	$ (189,112)	$ 2,513
Less: Undistributed earnings allocated to non-vested shares			(177)
Net (loss) income available to common shareholders	$ (63,984)	$ (189,112)	$ 2,336
Weighted average common shares outstanding, basic (in Shares)	16,989,585	6,304,679	3,075,278
Weighted average common shares outstanding, diluted (in Shares)	16,989,585	6,304,679	3,077,741
(Loss) income per common share, basic and diluted (in Dollars per share)	$ (3.77)	$ (30)	$ 0.82

Note 14 - Voyage and Vessel Operating Expenses (Detail) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 1,023	$ 7,743	$ 2,468
Total	814	10,368	12,853
Voyage Expenses [Member]
Port charges	24	1,141	(59)
Bunkers	177	4,684	700
Commissions	822	1,918	1,827
Total	1,023	7,743	2,468
Vessel Operating Expenses [Member]
Crew wages and related costs	361	5,415	6,624
Insurance	83	1,165	2,087
Repairs and maintenance	179	1,356	1,219
Spares and consumable stores	184	2,369	2,862
Taxes (Note 16)	7	63	61
Total	$ 814	$ 10,368	$ 12,853

Note 15 - Interest and Finance Costs (Detail) - Summary of Interest and Finance Costs (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest on debt (Note 9)	$ 7,240,000	$ 10,068,000	$ 11,241,000
Bank charges	297,000	16,000	124,000
Amortization and write-off of financing fees	371,000	3,965,000	1,464,000
Amortization of debt discount	371,000	3,965,000	1,464,000
Total	9,345,000	16,283,000	14,776,000
Amortization and Write-Off of Financing Fees [Member]
Amortization and write-off of financing fees	$ 1,437,000	$ 2,234,000	$ 1,947,000

Note 16 - Income Taxes (Detail)	12 Months Ended
Dec. 31, 2012
Ownership Test Percentage	50.00%
More Than [Member]
Ownership Test Percentage	50.00%

Note 17 - Financial Instruments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Derivatives, at Fair Value, Net		$ 8,467,000
Difference In Value of Swap Agreements	92,000
Derivative, Number of Instruments Held	1
Derivative, Notional Amount	59,277,000
Assets Held-for-sale, Property, Plant and Equipment	42,178,000
Assets Held-for-sale, Long Lived, Fair Value Disclosure	25,200,000	10,414,000
Long Lived Assets Held-for-sale, Impairment Charge	16,978,000	45,110,000
Long-Lived Assets Held and Used Carrying Value	211,384,000
Long-Lived Assets Held and Used Fair Value	164,792,000
Impairment of Long-Lived Assets Held-for-use	46,592,000
Long-Lived Assets Held And Used Revaluation Gain	2,086,000
Written Down [Member]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	25,200,000
Sovereign [Member]
Sovereign Option Outstanding	3,000,000
Reclassified [Member]
Long-Lived Assets Held and Used Carrying Value	10,414,000
Long-Lived Assets Held and Used Fair Value	$ 12,500,000
Fair Value, Inputs, Level 3 [Member]
Percentage of Total Value Derived From Level 3 Inputs	18.70%

Note 17 - Financial Instruments (Detail) - Estimated Fair Value of Derivatives (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notional Amount	$ 59,277
Fair Value - Liability	(5,811)	(8,375)
SWAP Number 1 [Member] | EGNATIA [Member]
SWAP Number	1
Notional Amount	10,000
Period	7 years
Effective Date	Jul 3, 2006
Interest Rate Payable	4.76%
Fair Value - Liability	(222)	(684)
SWAP Number 2 [Member] | HSH NORDBANK [Member]
SWAP Number	2
Notional Amount	7,332
Period	5 years
Effective Date	Mar 27, 2008
Interest Rate Payable	4.60%
Fair Value - Liability	(73)	(375)
SWAP Number 3 [Member] | EMPORIKI [Member]
SWAP Number	3
Notional Amount	20,000
Period	7 years
Effective Date	Mar 30, 2008
Interest Rate Payable	10.85%
Fair Value - Liability	(2,785)	(3,863)
SWAP Number 4 [Member] | HSH NORDBANK [Member]
SWAP Number	4
Notional Amount	10,599
Period	7 years
Effective Date	Jul 15, 2008
Interest Rate Payable	5.55%
Fair Value - Liability	(1,591)	(1,951)
SWAP Number 5 [Member] | HSH NORDBANK [Member]
SWAP Number	5
Notional Amount	11,346
Period	4 years
Effective Date	Jun 28, 2010
Interest Rate Payable	4.73%
Fair Value - Liability	$ (1,140)	$ (1,502)

Note 17 - Financial Instruments (Detail) - Valuation of Financial instruments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements	$ 25,200	$ 10,414
Gains/(Losses)	(16,978)	(45,110)
Long-lived assets held and used	164,792
Long-lived assets held and used	(46,592)
Long-lived assets previously held for sale and currently held and used	12,500
Long-lived assets previously held for sale and currently held and used	2,086
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements	25,200	10,414
Long-lived assets held and used	164,792
Long-lived assets previously held for sale and currently held and used	$ 12,500

Note 17 - Financial Instruments (Detail) - The following tables summarize the valuation of our financial instruments as of December 31, 2011 an (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value	$ 5,812	$ 8,467
Fair Value, Inputs, Level 2 [Member]
Fair value	$ 5,812	$ 8,467

Note 17 - Financial Instruments (Detail) - Summary of Derivative Fair Values (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liability Derivatives - Fair Value	$ 5,812	$ 8,467
Interest Rate Swap [Member]
Liability Derivatives - Balance Sheet Location	Current liabilities - Current portion of financial instruments	Current liabilities - Current portion of financial instruments
Liability Derivatives - Fair Value	5,811	8,467
Total [Member]
Liability Derivatives - Fair Value	$ 5,811	$ 8,467

Note 17 - Financial Instruments (Detail) - Summary of Derivative Losses Recognized in Statement of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Location of (Loss) or Gain recognized in Income on Derivative	(Loss) / gain on financial instruments
Gain (Loss) recognized in statement of operations	$ (2,656)	$ (2,835)	$ (865)

Note 18 - Equity Line Discount (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Oct. 19, 2011	Sep. 30, 2011
Equity Line Discount		$ 23,406
Change in Fair Value of Obligation	$ 23,406

Note 19 - Other Long Term Receivable (Detail) (USD $)	0 Months Ended	12 Months Ended
	Aug. 15, 2012	Dec. 31, 2012	Aug. 15, 2012 M/V Cyclades [Member]	Dec. 31, 2011 M/V Cyclades [Member]
Termination Fee Rate Per Day		$ 4,600
Accounts Receivable, Gross, Noncurrent				3,074,000
Other Long-Term Receivables				1,841,000
Accounts Receivable, Gross			1,233,000
Proceeds from Sale of Other Receivables	2,165,000
Debt Instrument Principal Reduction	$ 750,000

Note 20 - Other Non Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended				12 Months Ended
	Oct. 15, 2011	Dec. 31, 2012	Dec. 31, 2012 Tranche A [Member]	Dec. 31, 2012 Tranche B [Member]	Dec. 31, 2012 Tranche A and B [Member]
Lease Termination Expenses	$ 5,750
Outstanding Lease Termination Fee		5,306	4,500	806
Interest Rate					3.00%
Outstanding Lease Termination Fee NonCurrent		$ 4,706

Note 20 - Other Non Current Liabilities (Detail) - Other Non-Current Liabilities Repayment Schedule (USD $) In Thousands, unless otherwise specified	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tranche A [Member]
2013					$ 600
2014				800
2015			800
2016		800
2017	1,500
	4,500
Tranche B [Member]
2017	806
	$ 806

Note 21 - Continued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Number of Reportable Segments	1	2
Number of Dry Bulk Vessels	1	4
Revaluation Gain (in Dollars)	$ 2,086

Note 22 - Subsequent Events (Detail)	0 Months Ended
Apr. 15, 2013
Charter Hire Rate Per Day	14,400
M/T Miss Marilena [Member]
Charter Hire Rate Per Day	10,000

Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Net Assets	$ 15,806	$ 44,438

Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Total current assets	$ 26,735,000	$ 14,866,000
Restricted cash	5,537,000	11,486,000
Other non-current assets		1,841,000
Total non-current assets	211,415,000	296,373,000
Current portion of debt	150,395,000	171,437,000
Current portion of financial instruments	5,811,000	8,467,000
Due to related parties-central	2,150,000	1,563,000
Total current liabilities	193,630,000	219,689,000
STOCKHOLDERS' EQUITY
Common stock $0.01 par value; 1,000,000,000 shares authorized 17,147,534 shares issued and outstanding at December 31, 2011 and 2012	172,000	171,000
Additional paid-in capital	292,961,000	292,583,000
Accumulated other comprehensive income	37,000	37,000
Accumulated deficit	280,091,000	216,107,000
Total stockholders' equity	13,079,000	76,684,000	255,482,000	247,196,000
Total liabilities and stockholders' equity	211,415,000	296,373,000
Parent Company [Member]
CURRENT ASSETS
Due from subsidiaries	264,697,000	266,859,000
Other current assets	141,000	393,000
Total current assets	264,838,000	267,252,000
Investments in subsidiaries	52,107,000	105,149,000
Restricted cash	164,000	952,000
Other non-current assets	52,000	193,000
Total non-current assets	52,323,000	106,294,000
Total assets	317,161,000	373,546,000
Current portion of debt	5,664,000	6,113,000
Due to subsidiaries	293,133,000	287,901,000
Current portion of financial instruments	222,000	684,000
Due to related parties-central	1,136,000	727,000
Other current liabilities	3,926,000	1,437,000
Total current liabilities	304,081,000	296,862,000
STOCKHOLDERS' EQUITY
Common stock $0.01 par value; 1,000,000,000 shares authorized 17,147,534 shares issued and outstanding at December 31, 2011 and 2012	172,000	171,000
Additional paid-in capital	292,962,000	292,583,000
Accumulated other comprehensive income	37,000	37,000
Accumulated deficit	(280,091,000)	(216,107,000)
Total stockholders' equity	13,080,000	76,684,000
Total liabilities and stockholders' equity	$ 317,161,000	$ 373,546,000

Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Common stock shares issued	17,147,534	17,147,534
Common stock shares outstanding	17,147,534	17,147,534
Common stock shares authorized	1,000,000,000	1,000,000,000
Parent Company [Member]
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Common stock shares issued	17,147,534	17,147,534
Common stock shares outstanding	17,147,534	17,147,534
Common stock shares authorized	1,000,000,000	1,000,000,000

Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EXPENSES
General and administrative expenses	$ 7,078	$ 15,364	$ 18,142
Foreign currency gains, net	(70)	294	159
Operating loss	(52,774)	(171,050)	22,264
OTHER (EXPENSES) / INCOME
Loss / (gain) on financial instruments	(447)	(1,793)	(5,057)
Interest income	175	95	136
Other, net	(1,593)	(81)	(54)
Net Income / (loss)	(63,984)	(189,112)	2,513
Weighted average common shares outstanding, basic (in Shares)	16,989,585	6,304,679	3,075,278
Weighted average common shares outstanding, diluted (in Shares)	16,989,585	6,304,679	3,077,741
Parent Company [Member]
EXPENSES
General and administrative expenses	5,635	13,153	11,591
Foreign currency gains, net	59	37	(49)
Operating loss	(5,694)	(13,190)	(11,542)
OTHER (EXPENSES) / INCOME
Interest and finance costs	(2,059)	(5,732)	(3,301)
Loss / (gain) on financial instruments	24	(300)	(1,058)
Interest income	0	1	1
Other, net	688	(37)
Total Other (expenses), net	(1,347)	(6,068)	(4,358)
Equity in earnings / (loss) of subsidiaries	(56,943)	(169,854)	18,413
Net Income / (loss)	$ (63,984)	$ (189,112)	$ 2,513
Earnings / (loss) per common share, basic and diluted (in Dollars per share)	$ (3.77)	$ (30)	$ 0.82
Weighted average common shares outstanding, basic (in Shares)	16,989,585	6,304,679	3,075,278
Weighted average common shares outstanding, diluted (in Shares)	16,989,585	6,304,679	3,077,741

Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash (used in) / provided by Operating Activities	$ 15,129	$ 15,779	$ 35,602
Cash flows from Investing Activities
Acquisition of fixed assets	(7)	(356)	(416)
Net proceeds from sale of fixed assets	60	35	254
Net cash provided by / (used in) Investing Activities	6,002	124,929	25,732
Cash flows from Financing Activities
Proceeds from debt	500	2,782
Proceeds from convertible debt		2,000	4,000
Principal payments of debt	(16,656)	(27,637)	(40,674)
Payment of financing costs		(616)	(842)
Net cash (used in) Financing Activities	(21,131)	(141,002)	(61,493)
Effect of exchange rate changes on cash		294	159
Net increase / (decrease) in cash and cash equivalents		(294)	(159)
Cash and cash equivalents at beginning of year
Cash and cash equivalents at end of year
Parent Company [Member]
Net cash (used in) / provided by Operating Activities	(844)	(6,150)	3,921
Cash flows from Investing Activities
Return of investment from subsidiaries		24,142	19,473
Decrease in Restricted cash	788	(531)	52
Acquisition of fixed assets		(37)	(177)
Net proceeds from sale of fixed assets	56
Net cash provided by / (used in) Investing Activities	844	23,574	19,348
Cash flows from Financing Activities
Proceeds from debt	500	2,782
Proceeds from convertible debt		2,000	4,000
Principal payments of debt	(500)	(28,915)	(26,747)
Issuance of common stock, net of issuance costs		6,834	27
Payment of financing costs		(419)	(708)
Net cash (used in) Financing Activities	0	(17,718)	(23,428)
Effect of exchange rate changes on cash		294	159
Net increase / (decrease) in cash and cash equivalents	0	(294)	(159)
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0

Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Summary subsidiary distributions to the Parent Company (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Return on Investment One [Member]
Return on Investment	$ 475	$ 3,070	$ 5,992
Return on Investment Two [Member]
Return on Investment		24,142	19,473
Total [Member]
Return on Investment	$ 475	$ 27,212	$ 25,465

Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Summary of Principal Repayments (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Year ending December 31, 2012	$ 174,998
Less financing fees	(2,379)
5,664
Parent Company [Member]
Year ending December 31, 2012	6,087
Less financing fees	$ (423)